NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                              Charlotte, N.C. 28255
                             TELEPHONE: 800-653-9427

                                                                February 7, 2000

Dear Shareholder:

         On behalf of the Board of Trustees of Nations Fund Trust (the "Trust"), we are pleased to invite you to special meetings of shareholders of the Trust's Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund (each a "Fund" and together the "Funds") to be held at 10:00 a.m. (Eastern time) on April 21, 2000, at One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina (the "Meetings"). At the Meetings, you will be asked to approve the proposed reorganization (the "Reorganization") of your Fund into a corresponding mutual fund of the Trust. Specifically, Nations Managed Value Index Fund is proposed to be reorganized into Nations Managed Index Fund, and Nations Managed SmallCap Value Index Fund is proposed to be reorganized into Nations SmallCap Index Fund.

         YOUR NEW MUTUAL FUND (AN "ACQUIRING FUND") WILL HAVE A GENERALLY SIMILAR INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT RISKS AS THOSE OF YOUR CURRENT FUND. There are, however, some differences between your Fund and its Acquiring Fund that will be discussed in the accompanying Combined Proxy Statement/Prospectus. The Reorganization will not result in any change to the investment adviser or sub-adviser who currently manage your Fund. In addition, the Reorganization will result in lower total operating expense ratios for certain Fund share classes, and the same total operating expense ratios for the other Fund share classes. The features and services that are available to you today also will continue to be available to you as an Acquiring Fund shareholder after the Reorganization.

         Management proposed the Reorganization because the assets of each Fund have declined to levels that make it inefficient for them to continue to operate on a stand-alone basis. Because each Acquiring Fund is significantly larger than its corresponding Fund, combining your Fund with its Acquiring Fund will result in a mutual fund that will be able to spread its fixed costs over a much larger asset base. This could allow each Acquiring Fund to achieve economies of scale and other benefits that come from greater asset size.

         Accordingly, management, including the Board of Trustees of the Trust, believes that the proposed Reorganization should benefit Fund shareholders by, among other things:

         o Offering actual or potential reductions in total operating expense ratios for Fund shareholders; and

         o Offering shareholders the opportunity to remain invested in a generally similar mutual fund in the Nations Funds family.

         If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that your Fund would be reorganized into its corresponding Acquiring Fund on or about May 12, 2000, when your Fund shares would be exchanged for shares of equal value of the same class of shares of its Acquiring Fund. Lastly, the Reorganization is expected to be tax-free under federal law.

         THE TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

         The formal Notice of Special Meeting, Combined Proxy
Statement/Prospectus and Proxy Ballot(s) are enclosed. The proposed Reorganization and the reasons for the unanimous recommendation of the Trust's Board are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the proposal, please do not hesitate to contact the Trust at the toll-free number set forth above.

         We look forward to your attendance at the Meetings or receiving your Proxy Ballot(s) so that your shares may be voted at the Meetings.



                                Sincerely,

                                A. Max Walker

                                President and Chairman of the Board of Trustees



         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.

--------------------------------------------------------------------------------------------------------------------
TWO QUICK AND EASY WAYS TO SUBMIT YOUR PROXY

As a valued Fund shareholder, your proxy vote is important to us. That's why we've made it faster and easier to submit your proxy at YOUR convenience, 24 hours a day. After reviewing the enclosed PROXY STATEMENT/PROSPECTUS ("PROXY
STATEMENT") select one of the following quick and easy methods to submit your proxy - ACCURATELY and QUICKLY.

VOTE ON-LINE                                      VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed PROXY STATEMENT and have     1. Read the enclosed PROXY STATEMENT and have your
   your PROXY BALLOT(S)* at hand.                    PROXY BALLOT(S)* at hand.
2. Go to Web site www.proxyvote.com               2. Call toll-free 1-800-690-6903.
3. Enter the 12-digit Control Number found on     3. Enter the 12-digit Control Number found on your
   your PROXY BALLOT(S).                             PROXY BALLOT(S).
4. Submit your proxy using the easy-to-follow     4. Submit your proxy using the easy-to-follow
   instructions.                                     instructions.

* DO NOT MAIL THE PROXY BALLOT(S) IF SUBMITTING YOUR PROXY BY INTERNET OR TELEPHONE.
---------------------------------------------------------------------------------------------------------------------

                               NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                              Charlotte, N.C. 28255
                             TELEPHONE: 800-653-9427


                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          TO BE HELD ON APRIL 21, 2000

To Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund Shareholders:

         PLEASE TAKE NOTE THAT special meetings of shareholders (the "Meetings") of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund of Nations Fund Trust (the "Trust"), will be held at 10:00 a.m., Eastern time, on April 21, 2000, at One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina, for the purpose of considering and voting upon:

         ITEM 1. An Agreement and Plan of Reorganization, dated as of February 1, 2000 (the "Reorganization Agreement"), by Nations Fund Trust, on behalf of Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund (to be re-named Nations SmallCap Index Fund). The Reorganization Agreement provides for the reorganization of: (i) FOR SHAREHOLDERS OF NATIONS MANAGED VALUE INDEX FUND VOTING ONLY--Nations Managed Value Index Fund into Nations Managed Index Fund; and (ii) FOR SHAREHOLDERS OF NATIONS MANAGED SMALLCAP VALUE INDEX FUND VOTING ONLY--Nations Managed SmallCap Value Index Fund into Nations SmallCap Index Fund.

         ITEM 2. Such other business as may properly come before the Meetings or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
         Statement/Prospectus.

         YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on January 10, 2000 are entitled to notice of, and to vote at, the Meetings or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE TRUST'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXIES BY: 1) FACSIMILE AT (704) 388-2641; 2) BY DIALING (800) 690-6903; OR 3) ON-LINE AT WEBSITE
WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.

                                            By Order of the Board of Trustees,

                                            Richard H. Blank, Jr.

                                            Secretary


February 7, 2000

                       COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated February 7, 2000

                               NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                                 1-800-653-9427

         This Combined Proxy Statement/Prospectus ("Proxy/Prospectus") is furnished in connection with the solicitation of proxies by the Board of Trustees of Nations Fund Trust (the "Trust") at Special Meetings of Shareholders of the Trust's Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund to be held April 21, 2000 at 10:00 a.m. (Eastern time) at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina. These Special Meetings and any adjournment(s) are referred to as the "Meetings." The Meetings have been called to consider the following proposal:

         o To approve an Agreement and Plan of Reorganization, dated as of Febraury 1, 2000 (the "Reorganization Agreement"), by Nations Fund Trust, on behalf of Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund (to be re-named Nations SmallCap Index Fund). The Reorganization Agreement provides for the reorganization of (i) Nations Managed Value Index Fund into Nations Managed Index Fund; and (ii) Nations Managed SmallCap Value Index Fund into Nations SmallCap Index Fund.

         If the Reorganization Agreement is approved, (i) a shareholder of a class of shares of Nations Managed Value Index Fund ("Managed Value Index Fund") will become a shareholder of the same class of shares of Nations Managed Index Fund ("Managed Index Fund"); and (ii) a shareholder of a class of shares of Nations Managed SmallCap Value Index Fund ("Managed SmallCap Value Index Fund") will become a shareholder of the same class of shares of Nations SmallCap Index Fund ("SmallCap Index Fund"). Throughout this Proxy/Prospectus, the Managed Value Index Fund and Managed SmallCap Value Index Fund are each referred to as a "Fund," and together as the "Funds." Similarly, the Managed Index Fund and SmallCap Index Fund are each referred to as an "Acquiring Fund," and together as the "Acquiring Funds."

         Specifically, the Reorganization Agreement provides for the transfer of the assets and liabilities of each Fund to each corresponding Acquiring Fund in exchange for shares of equal value of the same classes of such Acquiring Fund (the "Reorganization"). This means that after the closing of the Reorganization (which is currently expected to be on or about May 12, 2000), each Fund shareholder will be an Acquiring Fund shareholder.

         While each Acquiring Fund will have a generally similar investment objective, principal investment strategies and investment risks as its corresponding Fund, there are some differences that are discussed in this Proxy/Prospectus.

         This Proxy/Prospectus sets forth concisely the information about the Acquiring Funds that a prospective investor ought to know before investing. This Proxy/Prospectus should be retained for future reference.

         Additional information about the Funds is available in their:

         o  Prospectuses;
         o  Statement of Additional Information, or SAI; and
         o  annual and semi-annual reports to shareholders.

         All of this information is in documents filed with the United States Securities and Exchange Commission (the "SEC") and is available upon oral or written request and without charge. The information contained in the prospectuses of the Funds and Acquiring Funds is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. Copies of the relevant Acquiring Fund prospectus(es) accompany this Proxy/Prospectus. The annual and semi-annual reports to shareholders for the fiscal year ended March 31, 1999 and fiscal period ended September 30, 1999, respectively, and the prospectus(es) for the Funds have previously been mailed to Fund shareholders. Additional copies of any of these documents are available without charge by writing the address given above or by calling 1-800-765-2668. Documents also are available on the website of the SEC at www.sec.gov.

         It is expected that this Proxy will be mailed to shareholders on or about February 7, 2000.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY................................................................................................4
         Fee Tables....................................................................................4
         Overview of the Reorganization................................................................4
         Overview of the Funds and Acquiring Funds.....................................................5
         Principal Risk Factors........................................................................5

THE REORGANIZATION.....................................................................................7
         Description of the Reorganization Agreement...................................................7
         Reasons for the Reorganization Agreement......................................................7
         Board Consideration...........................................................................8
         Federal Income Tax Considerations.............................................................8
         Capitalization................................................................................9

COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS.......................................................10
         Comparison of Investment Objective and Principal Investment Strategies.......................10
         Comparison of Fund and Acquiring Fund Performance............................................12
         Comparison of Advisory and Other Service Arrangements and Fees...............................13
         Comparison of Purchase, Redemption and Exchange Policies and Other Shareholder
         Transactions and Services....................................................................14

VOTING MATTERS........................................................................................14
         General Information..........................................................................14
         Shareholder and Board Approvals..............................................................15
         Principal Shareholders.......................................................................15
         Quorum.......................................................................................17
         Annual Meetings and Shareholder Meetings.....................................................17

ADDITIONAL INFORMATION ABOUT THE TRUST................................................................17

FINANCIAL STATEMENTS..................................................................................18

OTHER BUSINESS........................................................................................18

SHAREHOLDER INQUIRIES.................................................................................18

APPENDICES

     I.      EXPENSE SUMMARIES OF THE FUNDS
     II.     COMPARISON OF PERFORMANCE OF THE FUNDS
     III.    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                     SUMMARY

         The following is an overview of the proposed Reorganization. More complete information about the Reorganization is contained throughout the Proxy/Prospectus.

                  FEE TABLES

         The following table shows, as of October 31, 1999: (i) the current annualized total operating expense ratios of the Funds (before and after fee waivers and/or expense reimbursements); (ii) the current annualized total operating expense ratios of the Acquiring Funds (before and after fee waivers and/or expense reimbursements); and (iii) the PRO FORMA annualized total operating expense ratios of the corresponding Acquiring Funds (before and after fee waivers and/or expense reimbursements) based upon the fee arrangements that will be in place upon consummation of the Reorganization.

         The table shows that the total operating expense ratios of the Funds (before fee waivers and/or expense reimbursements) are significantly higher than those of the Acquiring Funds.

         The table also shows that, on a PRO FORMA basis, the SmallCap Index Fund's total operating expense ratios (after fee waivers and/or expense reimbursements) are lower than those of the corresponding Managed SmallCap Value Index Fund, and that the Managed Index Fund's total operating expense ratios (after waivers and/or expense reimbursements) are equal to those of the Managed Value Index Fund. Detailed PRO FORMA expense information for each proposed reorganization is included in Appendix I.

                            TOTAL EXPENSE INFORMATION
                            -------------------------

                                                                                                           PRO FORMA
                        TOTAL                                    TOTAL                                        TOTAL
                        OPERATING                                OPERATING                                  OPERATING
                        EXPENSES          CORRESPONDING          EXPENSES         COMBINED FUND/             EXPENSES
                        BEFORE/AFTER      ACQUIRING              BEFORE/AFTER     SHARE CLASS POST-        BEFORE/AFTER
FUND/SHARE CLASS        WAIVERS           FUND/SHARE CLASS       WAIVERS          REORGANIZATION            WAIVERS
----------------        -------           ----------------       -------          --------------            -------
Managed Value Index Fund                  Managed Index Fund                      Managed Index Fund
       Primary A shares 3.86%/0.50%              Primary A shares                            Primary A shares
       Investor A shares                                             0.73%/0.50%                             0.73%/0.50%
                        4.11%/0.75%              Investor A shares                0%
                                                                     0.98%/0.75%             Investor A shares
                                                                                                             0.98%/0.75%
                                                                                  5%
Managed SmallCap Value Index Fund         SmallCap Index Fund*                    SmallCap Index Fund*
       Primary A shares 4.83%/0.50%              Primary A shares                         Primary A shares
       Investor A shares                                             0.82%/0.50%
                        5.08%/0.75%              Investor A shares                0%                         0.81%/0.40%
                                                                     1.07%/0.75%          Investor A shares
                                                                                                             1.06%/0.65%
                                                                                  5%
         ---------------------------------

         *SPECIAL NOTE FOR SHAREHOLDERS OF THE MANAGED SMALLCAP VALUE INDEX FUND
- The Reorganization contemplates the reorganization of the Managed SmallCap Value Index Fund into the SmallCap Index Fund. As of the date of this Proxy/Prospectus, the SmallCap Index Fund is operating under the name, investment objective, principal investment strategies and risks of Nations Managed SmallCap Index

Fund. However, on or before the closing of the Reorganization (which is expected to be on May 12, 2000), the Nations Managed SmallCap Index Fund will be re-named the SmallCap Index Fund, and will have the investment objective, principal investment strategies and investment risks described in this Proxy/Prospectus.

         OVERVIEW OF THE REORGANIZATION

         The Reorganization Agreement provides for: (1) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of equal value of the same classes of the Acquiring Fund, as shown below; and (2) the distribution of the Acquiring Fund shares to the shareholders of the Fund in liquidation of that Fund. The Reorganization is subject to a number of conditions, including approval by Fund shareholders. The Reorganization generally refers to the proposed reorganization of both Funds. However, the reorganization of each Fund is exclusive of the other-that is, only the Fund(s) whose shareholders approve the Reorganization will be reorganized.

SHAREHOLDERS OWNING SHARES OF THE          WOULD RECEIVE SHARES OF THE FOLLOWING
FOLLOWING ACQUIRED FUNDS AND CLASSES:      ACQUIRING FUNDS AND CLASSES:

Managed Value Index Fund                   Managed Index Fund
   Primary A shares                            Primary A shares
   Investor A shares                           Investor A shares

Managed SmallCap Value Index Fund          SmallCap Index Fund
   Primary A shares                            Primary A shares
   Investor A shares                           Investor A shares

         The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of shares in the Reorganization. As a result of the proposed Reorganization, a Fund shareholder will become a shareholder of a corresponding Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur on May 12, 2000, or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization-Description of the Reorganization Agreement."

         OVERVIEW OF THE FUNDS AND ACQUIRING FUNDS

         Investment Objective and Principal Investment Strategies. The investment objective and principal investment strategies of the Funds are generally similar to those of the Acquiring Funds. Each Fund and Acquiring Fund seeks, over the long term, to provide a total return to investors that (before fees and expenses) EXCEEDS the total return of a certain index by investing primarily in the common stocks that are included in the respective index (except with respect to the SmallCap Index Fund, which seeks to provide a total return to investors that (before fees and expenses) CORRESPONDS to the total return of an index).

         However, there are some important differences. For example, (i) the Funds are managed utilizing a "value" investment strategy whereas the Acquiring Funds' strategies do not focus on "value" stocks; (ii) the Funds invest in a smaller universe of stocks than do the corresponding Acquiring Funds; and (iii) the Managed SmallCap Value Index Fund is proposed to be reorganized into the SmallCap Index Fund, which unlike the Managed SmallCap Value Index Fund, is not an actively managed mutual fund. For additional information about the similarities and differences between the investment objective and strategies of the Funds and Acquiring Funds, see "Comparison of the Funds and the Acquiring Funds-Comparison of Investment Objective and Principal Investment Strategies."

         Service Providers. The Funds and the Acquiring Funds have the same investment adviser, investment sub-adviser and other service providers, as discussed under "Comparison of the Funds and the Acquiring Funds-Comparison of Advisory and Other Service Arrangements and Fees." The contractual fees rates charged to the Funds and the Acquiring Funds are the same.

         Purchase, Redemption, Distribution and Other Procedures. The purchase, redemption, distribution, dividend, exchange and other policies and procedures of the share classes of the Funds are identical to those of the corresponding share classes of the Acquiring Funds. For more information concerning these policies and procedures, see "Comparison of the Funds and the Acquiring Funds-Comparison of Purchase, Redemption, Distribution and Exchange Policies and other Shareholder Transactions and Services."

         Federal Income Tax Consequences. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Funds, the Acquiring Funds or their respective shareholders. The sale of securities by a Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to the Fund's shareholders. See "The Reorganization Agreement--Federal Income Tax Considerations" for additional information. Each Fund and Acquiring Fund intends to qualify, as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Funds and the Acquiring Funds have been, and expect to continue to be, relieved of federal income tax liability.

         PRINCIPAL RISK FACTORS

         Because of the general similarities in investment objective and principal investment strategies of the Funds and their corresponding Acquiring Funds, investments in the Acquiring Funds will generally involve risks that are similar to those of the Funds, although there are some important differences that a shareholder should consider. Both common and not common risks of the Funds and the Acquiring Funds are discussed below.

Managed Value Index Fund and Managed Index Fund
-----------------------------------------------

         o  RISKS COMMON TO BOTH THE FUND AND ITS ACQUIRING FUND

         INVESTMENT STRATEGY RISK. Both the Managed Value Index Fund and the Managed Index Fund are actively managed. Accordingly, the management team for each of the Managed Value Index Fund and the Managed Index Fund chooses stocks, pursuant to the funds' investment objective, that it believes have the potential for higher growth than their benchmark index. There is a risk that the value of these investments will not rise as high as the management team expects, or will fall.

         STOCK MARKET RISK. Both the Managed Value Index Fund and the Managed Index Fund invest in common stocks. The value of the stocks that the Managed Value Index Fund and the Managed Index Fund hold can be affected by exchanges in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this Proxy/Prospectus, the stock markets as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

         FUTURES RISK. Both the Managed Value Index Fund and the Managed Index Fund may use futures contracts to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase volatility.

         o  RISKS NOT COMMON TO BOTH THE FUND AND ITS ACQUIRING FUND

         DIVERSIFICATION RISK. The Managed Index Fund holds roughly twice as many stocks as the Managed Value Index Fund. The broader holdings of the Acquiring Fund translates to greater diversification and, therefore, potentially less risk.

Managed SmallCap Value Index Fund and SmallCap Index Fund
---------------------------------------------------------

         o  RISKS COMMON TO BOTH THE FUND AND ITS ACQUIRING FUND

         STOCK MARKET RISK. Both the Managed SmallCap Value Index Fund and the SmallCap Index Fund invest in common stocks. The value of the stocks that the Managed SmallCap Value Index Fund and the SmallCap Index Fund hold can be affected by exchanges in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. As of the date of this Proxy/Prospectus, the stock markets as measured by the S&P 500 and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

         SMALL COMPANY RISK. Both the Managed SmallCap Value Index Fund and the SmallCap Index Fund invest in stocks of smaller companies, which for many reasons tend to have greater price swings than stocks of larger companies, including that they trade less frequently and in lower volumes. These securities may have a potential for gains but also carry more risk.

         FUTURES RISK. Both the Managed SmallCap Value Index Fund and the SmallCap Index Fund may use futures contracts to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase volatility.

         o  RISKS NOT COMMON TO BOTH THE FUND AND ITS ACQUIRING FUND

         INVESTMENT STRATEGY RISK. The Managed SmallCap Value Index Fund is actively managed. Accordingly, its management team chooses stocks, pursuant to its investment objective, that it believes have the potential for higher growth than its benchmark index. There is a risk that the value of these investments will not rise as high as the management team expects, or will fall. The SmallCap Index Fund uses a "passive" or "indexing" investment approach which attempts to duplicate the performance of its benchmark index. There is no assurance that the returns of the SmallCap Index Fund will match the returns of its benchmark index. In addition, the value of the SmallCap Index Fund will rise and fall with the performance of such index.

         DIVERSIFICATION RISK. The SmallCap Index Fund holds roughly twice as many stocks as the Fund. The broader holdings of the SmallCap Index Fund translates to greater diversification and, therefore, potentially less risk.

         For a more complete description of the Funds' and the Acquiring Funds' investment strategies and restrictions, see the Funds' and the Acquiring Funds' Prospectuses and Statements of Additional Information.

                               THE REORGANIZATION

         DESCRIPTION OF THE REORGANIZATION AGREEMENT

         The Reorganization Agreement is the governing document of the Reorganization. Among other things, it provides for (i) the transfer of all of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of equal value of the same classes of the Acquiring Funds; and (ii) the distribution of such Acquiring Funds' shares to shareholders of the Funds in liquidation of the Funds. The completion of the Reorganization is conditioned upon the Trust receiving an opinion from counsel that the exchange contemplated under the Reorganization will be tax-free under federal law. The Reorganization Agreement includes a number of other conditions for completion of the Reorganization, sets forth representations and warranties of the parties and describes the mechanics of the transaction.

         The Reorganization Agreement also provides that the Reorganization may be abandoned at any time before the Closing upon the mutual consent of a Fund and its Acquiring Fund. At any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of the Fund: (i) the parties may, by written agreement authorized by the Trust's Board of Trustees and with or without the approval of their shareholders, amend any of the provisions of the Reorganization Agreement; and (ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver is to be in writing and authorized by the Trust's Board of Trustees with or without the approval of such party's shareholders).

         Upon completion of the Reorganization, all outstanding shares of the Funds will be canceled. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the Acquiring Funds.

         Finally, the Reorganization provides that Banc of America Advisors, Inc. ("BAAI") or its affiliates will bear all customary expenses associated with the Reorganization.

         A copy of the Reorganization Agreement is available at no charge by calling or writing the Trust at the toll-free telephone number or address listed on the first page of the Proxy/Prospectus. Copies of the Reorganization Agreement also are available at the SEC's website (www.sec.gov).

         REASONS FOR THE REORGANIZATION

         The primary reason for the Reorganization relates to the long-term viability of the Funds. The prospects for each Fund's long-term viability, including the maintenance of stable and competitive expense ratios, are low because of its small asset size and the belief that Fund assets are unlikely to increase given current negative investor perceptions with respect to "value" style investing as applied to enhanced-index mutual funds. Management believes that the interests of the shareholders of the Funds would likely be better served if the Funds participated in the Reorganization, thereby enabling shareholders to own shares of an Acquiring Fund with significantly higher assets (and correspondingly, potentially longer viability) than each Fund, while allowing Fund shareholders to remain invested in a similar mutual fund in the Nations Funds family. If the Funds were to continue to operate at their current low asset levels, it is likely that the increased expense involved in operating the Funds would eventually be passed on to Fund shareholders, thereby making an investment in the Funds more expensive and potentially reducing shareholder returns.

         Accordingly, management, including the Board of Trustees of the Trust, believes that the proposed Reorganization should benefit Fund shareholders by, among other things:

         o Offering actual or potential reductions in total operating expense ratios for Fund shareholders; and

         o Offering shareholders the opportunity to remain invested in a generally similar mutual fund in the Nations Funds family.

         BOARD CONSIDERATION

         The Trust's Board of Trustees unanimously voted to approve the Reorganization Agreement at a meeting held on December 9, 1999. During its deliberations, the Board of Trustees (with the advice and assistance of its counsel) reviewed and considered, among other things: (1) the various aspects of the Reorganization and the terms of the Reorganization Agreement; (2) the long-term viability of the Funds given their current asset levels and their ability to attract additional assets given current negative investor perceptions with respect to "value" style investing and industry trends with respect to managed or enhanced index investment products; (3) the option of liquidating the Funds; (4) the investment advisory and other fees paid by the Funds, and the historical and projected expense ratios for the Funds, as compared with those of the Acquiring Funds and industry peer groups; (5) the expected cost-savings (on a pre-waiver and/or reimbursement basis) for all of the Funds' shareholders, along with the expected cost-savings (on an after-waiver and/or reimbursement basis) for all shareholders of the Managed SmallCap Value Index Fund; (6) the investment objective, principal investment strategies and limitations of the Funds and their relative compatibility with those of the Acquiring Funds, (7) the historical investment performance records of the Funds and the Acquiring Funds; (8) the fact that Fund shareholders would experience no change in shareholder services with respect to their class of shares; (9) the terms and conditions of the Reorganization Agreement; (10) the anticipated tax-free nature of the exchange of shares in the Reorganization; (11) potential benefits of the Reorganization, if any, to other persons, including BAAI and its affiliates (e.g., the benefit of consolidating resources within BAAI and its affiliates). The Board also considered BAAI's belief that the Reorganization would eliminate certain duplicative shareholder costs (e.g., legal and accounting costs) and reduce market overlap-that is, BAAI's belief that investors had not perceived a significant enough difference between the Funds and their corresponding Acquiring Funds to warrant offering both investment options. It also was noted that BAAI or an affiliate would assume all customary expenses associated with the Reorganization.

         Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of the Trust, including all of the non-interested trustees, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the Funds and the Acquiring Funds, and that neither the shares of the Funds nor the Acquiring Funds would be diluted as a result of the Reorganization.

         THE TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

         FEDERAL INCOME TAX CONSIDERATIONS

         The exchange of shares in connection with the Reorganization is expected to be tax-free under federal law, as described below. The obligation of the Funds and the Acquiring Funds to consummate the merger is conditioned upon the receipt by the Trust of an opinion of Morrison & Foerster LLP reasonably acceptable to the Trust substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the acquisition of the assets and liabilities of each Fund by the corresponding Acquiring Fund will be treated for federal income tax purposes as a tax-free reorganization under
Section 368(a) of the Code and that each of the Fund and the corresponding Acquiring Fund will be a party to the reorganization within the meaning of
Section 368(b) of the Code. It is expected that:

         o Neither the Funds nor the Acquiring Funds will recognize any gain or loss as a result of the Reorganization.

         o A Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for its Fund shares pursuant to the Reorganization.

         o A Fund shareholder's aggregate tax basis for the Acquiring Fund shares received pursuant to the Reorganization will equal its aggregate tax basis in Fund shares held immediately before the Reorganization.

         o A Fund shareholder's holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Fund shares are held.

         Regardless of whether the acquisition of the assets and liabilities of each Fund by the Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by the Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to the Funds' shareholders.

         The above discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Fund shareholders. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion does not address any state, local or foreign tax consequences of the Reorganization. A Fund shareholder's tax treatment may vary depending upon its particular situation. A Fund shareholder may also be subject to special rules not discussed below if such shareholder is a certain kind of shareholder, including: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States; a holder of Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold Fund shares as a capital asset at the time of the Reorganization.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service as to the tax consequences of the Reorganization or any related transaction. The Internal Revenue Service may adopt positions contrary to that discussed below and such positions could be sustained. A Fund shareholder is urged to consult with its own tax advisors as to the particular tax consequences of the merger to the Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         Each Fund and Acquiring Fund has qualified and intends to continue to qualify, as a separate "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund has been, and expects to continue to be, relieved of federal income tax liability.

         CAPITALIZATION

         The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund and its acquiring Fund. This information is generally referred to as the "capitalization" of each Fund and Acquiring Fund. The term "PRO FORMA capitalization" means the expected capitalization of the Acquiring Funds after they have combined with the Funds, i.e., as if the Reorganization had already occurred.

         These capitalization tables are based on figures as of October 31, 1999. The ongoing investment performance and daily share purchase and redemption activity of each Fund affects capitalization. Therefore, the capitalization of each Fund and Acquiring Fund on the Closing Date may vary from the capitalization shown in the following table.

     Current and PRO FORMA Capitalization Table For the Managed Value Index
             Fund and the Managed Index Fund as of October 31, 1999
             ------------------------------------------------------

                                  TOTAL NET ASSETS        SHARES OUTSTANDING       NET ASSET VALUE
                                  ----------------        ------------------       ---------------
                                                                                      PER SHARE
                                                                                      ---------
Managed Value Index Fund             $4,211,413                 367,746                 $11.45
                                 (Primary A shares)       (Primary A shares)      (Primary A shares)
                                     $2,605,031                 227,240                 $11.46
                                 (Investor A shares)      (Investor A shares)    (Investor A shares)

Managed Index Fund                  $645,454,029              31,637,445                $20.40
                                 (Primary A shares)       ( Primary A shares)     (Primary A shares)
                                     $54,268,028               2,659,920                $20.40
                                 (Investor A shares)      (Investor A shares)    (Investor A shares)

PRO FORMA Managed Index Fund        $649,665,442              31,843,887                $20.40
                                 (Primary A shares)       (Primary A shares)      (Primary A shares)
                                     $56,873,059               2,787,618                $20.40
                                 (Investor A shares)      (Investor A shares)    (Investor A shares)

 Current and PRO FORMA Capitalization Table For the Managed SmallCap Value Index
             Fund and the SmallCap Index Fund as of October 31, 1999
             -------------------------------------------------------

                                              TOTAL NET ASSETS        SHARES OUTSTANDING       NET ASSET VALUE
                                              ----------------        ------------------       ---------------
                                                                                                  PER SHARE
                                                                                                  ---------
Managed SmallCap Value Index Fund                $3,281,135                 341,207                 $9.62
                                             (Primary A shares)       (Primary A shares)      (Primary A shares)
                                                 $1,771,080                 184,093                 $9.62
                                             (Investor A shares)      (Investor A shares)    (Investor A shares)

SmallCap Index Fund                             $189,698,315              16,115,599                $11.77
                                             (Primary A shares)       ( Primary A shares)     (Primary A shares)
                                                 $8,687,827                 738,798                 $11.76
                                             (Investor A shares)      (Investor A shares)    (Investor A shares)

PRO FORMA  SmallCap Index Fund                  $192,979,450              16,394,370                $11.77
                                             (Primary A shares)       (Primary A shares)      (Primary A shares)
                                                 $10,458,907                889,400                 $11.76
                                             (Investor A shares)      (Investor A shares)    (Investor A shares)

         The Acquiring Funds' financial highlights can be found in their Prospectuses, which are incorporated by reference in this Proxy/Prospectus.

         COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS

         COMPARISON OF INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

         The investment objective and principal investment strategies of the Funds and the Acquiring Funds are generally similar. The chart below compares these aspects of each Fund and its corresponding Acquiring Fund. Additional information about each Fund's and Acquiring Fund's investment objective and principal investment strategies is contained in its Prospectus and Statement of Additional Information.

         Managed Value Index Fund and Managed Index Fund
         -----------------------------------------------

         The Managed Value Index Fund normally invests at least 80% of its assets in common stocks that are included in the Standard & Poor's/BARRA Value Index ("S&P/BARRA Value Index"). The Managed Index Fund normally invests at least 80% of its assets in common stocks that are included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

         The primary difference between the Managed Value Index Fund and the Managed Index Fund is that the Managed Value Index Fund pursues its objective by investing in stocks in the S&P/BARRA Value Index. The S&P/BARRA Value Index is designed to be a benchmark of the performance of value stocks, which are stocks that have low price-to-book ratios relative to the S&P 500 as a whole.

         Both mutual funds are actively managed, which means that an investment team manages the funds' investment portfolio by actively selecting stocks. When selecting investments for these funds, the team starts with the stocks included on the S&P/BARRA Value Index (in the case of the Managed Value Index Fund), or the S&P 500 (in the case of the Managed Index Fund). The team then ranks the attractiveness of each stock on the relevant index using a quantitative analysis, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. Each stock is assigned a ranking from 1 to 10 (best to worst). The Funds will hold a slightly higher percentage of attractively ranked stocks than the relevant index and hold a lower percentage--or none--of a less attractively ranked stock.

         Because the Managed Index Fund tries to maintain a portfolio of stocks from the S&P 500, it has a broader and more diverse portfolio than the Managed Value Index Fund, which tries to maintain a portfolio of stocks from the smaller universe of stocks on the S&P/BARRA Value Index.

--------------------- -------------------------------------------------- ------------------------------------------------
                           MANAGED VALUE INDEX FUND                           MANAGED INDEX FUND (ACQUIRING FUND)
--------------------- -------------------------------------------------- ------------------------------------------------
     Investment            The Managed Value Index Fund seeks, over             The Managed Index Fund seeks, over the
     Objective:            the long term, to provide a total return             long term, to provide a total return that
                           that (before fees and expenses) exceeds the          (before fees and expenses) exceeds the
                           total return of the S&P/BARRA Value Index.           total return of the S&P 500.
--------------------- --------------------------------------------------------- ------------------------------------------------
     Investment            The Managed Value Index Fund normally                The Managed Index Fund normally invests
     Policies:             invests at least 80% of its assets in                at least 80% of its assets in common
                           common stocks that are included in the               stocks that are included in the S&P 500.
                           S&P/BARRA Value Index.

                           The management team tries to maintain a              The management team tries to maintain a
                           portfolio that matches the industry and              portfolio that matches the industry and
                           risk characteristics of the S&P/BARRA Value          risk characteristics of the S&P 500.  The
                           Index.  The team will, from time to time,            team will, from time to time, vary the
                           vary the number and percentages of the               number and percentages of the Fund's
                           Fund's holdings to try to provide higher             holdings to try to provide higher returns
                           returns than the S&P/BARRA Value Index               than the S&P 500 and to reduce the risk
                           while reducing the risk of underperforming           of underperforming the index over time.
                           the index over time.

                           The Fund usually holds 100 to 200 of the             The Fund usually holds 300 to 400 of the
                           stocks included in the S&P/BARRA Value               stocks included in the S&P 500.
                           Index.

                           The Fund may invest in securities that are           The Fund may invest in securities that
                           not part of its principal investment                 are not part of its principal investment
                           strategies, but it will not hold more than           strategies, but it will not hold more
                           10% of its assets in any one type of these           than 10% of its assets in any one type of
                           securities. These securities are described           these securities. These securities are in
                           its SAI.                                             described in its SAI.

                           The Fund may also invest in financial                The Fund may also invest in financial
                           futures traded on U.S. exchanges.                    futures traded on U.S. exchanges.
--------------------- --------------------------------------------------------- ------------------------------------------------

         Managed SmallCap Value Index Fund and SmallCap Index Fund
         ---------------------------------------------------------

         The Managed SmallCap Value Index Fund normally invests at least 80% of its assets in common stocks that are included in the Standard & Poor's/BARRA SmallCap Value Index ("S&P/BARRA SmallCap Value Index"). The Managed SmallCap Index Fund normally invests at least 80% of its assets in common stocks that are included in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600").

         One primary difference between the Managed SmallCap Value Index Fund and the SmallCap Index Fund is that the Managed SmallCap Value Index Fund pursues its objective by investing in stocks in the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is designed to be a benchmark of the performance of value stocks, which are stocks that have low price-to-book ratios relative to the S&P 600 as a whole.

         A second primary difference is that the Managed SmallCap Value Index Fund is actively managed whereas the SmallCap Index Fund is not. This difference relates to whether the team actively picks stocks for a fund versus passively buying stocks seeking to replicate the composition of an index. In the case of the Managed SmallCap Value Index Fund, the team actively selects stocks for the Fund. When selecting investments for the Fund, the team starts with the stocks included on the S&P/BARRA SmallCap Value Index. The team then ranks the attractiveness of each stock on the S&P/BARRA SmallCap Value Index using a quantitative analysis, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. Each stock is assigned a ranking from 1 to 10 (best to worst). The Fund will hold a slightly higher percentage of attractively ranked stocks than the relevant index and hold a lower percentage--or none--of a less attractively ranked stock.

         For the SmallCap Index Fund, on the other hand, the team tries to maintain a portfolio that matches the S&P SmallCap 600. Accordingly, it has a broader and more diverse portfolio than the Managed SmallCap Value Index Fund because it invests in a larger number of stocks.

--------------------- ----------------------------------------------- -------------------------------------------------
                           MANAGED SMALLCAP VALUE INDEX FUND               SMALLCAP INDEX FUND (ACQUIRING FUND)
                           ---------------------------------               -------------------
--------------------- ----------------------------------------------- -------------------------------------------------
     Investment            The Managed SmallCap Value Index Fund           The SmallCap Index Fund seeks, over the
     Objective:            seeks, over the long term, to provide a         long term, to provide a total return that
                           total return that (before fees and              (before fees and expenses) corresponds to
                           expenses) exceeds the total return of           the total return of the S&P SmallCap 600.
                           the S&P/BARRA SmallCap Value Index.
--------------------- ----------------------------------------------- -------------------------------------------------
     Investment            The Managed SmallCap Value Index Fund           The SmallCap Index Fund normally invests
     Policies:             normally invests at least 80% of its            at least 80% of its assets in common
                           assets in common stocks that are                stocks that are included in the S&P
                           included in the S&P/BARRA SmallCap Value        SmallCap 600.
                           Index.

                           The management team tries to maintain a         The management team tries to maintain a
                           portfolio that matches the industry and         portfolio that matches the industry and
                           risk characteristics of the S&P/BARRA           risk characteristics of the S&P SmallCap
                           SmallCap Value Index.  The team will,           600.  The team will, from time to time,
                           from time to time, vary the number and          vary the number and percentages of the
                           percentages of the Fund's holdings to           Fund's holdings to try to provide higher
                           try to provide higher returns than the          returns than the S&P SmallCap 600 while
                           S&P/BARRA SmallCap Value Index while            reducing the risk of underperforming the
                           reducing the risk of underperforming the        index over time.
                           index over time.

                           The Fund usually holds 200 to 300 of the        The Fund usually holds 400 to 500 of the
                           stocks.                                         stocks included in the S&P SmallCap 600.

                           The Fund may invest in securities that          The Fund may invest in securities that are
                           are not part of its principal investment        not part of its principal investment
                           strategies, but it will not hold more           strategies, but it will not hold more than
                           than 10% of its assets in any one type          10% of its assets in any one type of these
                           of these securities.  These securities          securities.  These securities are
                           are described in its SAI.                       described in its SAI.

                           The Fund may also invest in financial           The Fund may also invest in financial
                           futures traded on U.S. exchanges.               futures traded on U.S. exchanges.
--------------------- ----------------------------------------------- -------------------------------------------------

         COMPARISON OF FUND AND ACQUIRING FUND PERFORMANCE

         For a comparison of the performance of the Funds and their corresponding Acquiring Funds, by class, see Appendix II. Of course, a Fund's or Acquiring Fund's past performance is no guarantee of how it will perform in the future.

         COMPARISON OF ADVISORY AND OTHER SERVICE ARRANGEMENTS AND FEES

         The Funds and the Acquiring Funds have the same service providers. Upon completion of the Reorganization, these service providers will continue to serve the Acquiring Funds in the capacities indicated below.

             SERVICE PROVIDERS FOR THE FUNDS AND THE ACQUIRING FUNDS
             -------------------------------------------------------

        Investment Adviser                  BAAI

        Investment Sub-Adviser              Banc of America Capital
                                            Management, Inc. ("BACAP")

        Distributor                         Stephens Inc. ("Stephens")

        Co-Administrator                    BAAI

        Co-Administrator                    Stephens

        Sub-Administrator                   The Bank of New York

        Custodian                           The Bank of New York

        Transfer Agent                      PFPC Inc.

        Sub-Transfer Agent                  Bank of America, N.A. ("Bank of
                                            America") (for Primary A shares
                                            only)

        Independent Accountants             PricewaterhouseCoopers LLP

         Investment Advisory Services. BAAI serves as the investment adviser for each Fund. Each Fund pays an advisory fee, computed daily and paid monthly, to BAAI based on each Fund's average daily net assets. Currently, the maximum advisory fee rate for each of the Funds is 0.40%. The maximum advisory fee rate for each of the Acquiring Funds also is 0.40%. BACAP is the investment sub-adviser for each Fund. BAAI pays BACAP sub-advisory fees, computed daily and paid monthly, at the maximum annual rate of 0.10% of the Funds' and Acquiring Funds' average daily net assets. BAAI and BACAP are registered investment advisers and wholly-owned subsidiaries of Bank of America. Currently, BAAI advises over 70 mutual funds in the Nations Funds family and BACAP has over 200 institutional clients and sub-advises more than 50 mutual funds in the Nations Funds family.

         The following table shows the investment advisory fees, both before and after waivers, for the Funds and their Acquiring Funds (as of October 31, 1999).

                       INVESTMENT ADVISORY FEE INFORMATION
                       -----------------------------------

FUND                       ADVISORY FEES                 ACQUIRING FUND          PRO FORMA ADVISORY FEES
----                       BEFORE/AFTER WAIVERS          --------------          BEFORE/ AFTER WAIVERS
----                       --------------------                                  ---------------------

Managed Value Index Fund                                 Managed Index Fund
       Advisory Fee        0.40%/0.00%                          Advisory Fee        0.40%/0.17%

Managed SmallCap Value Index Fund                        SmallCap Index Fund
       Advisory Fee        0.40%/0.00%                          Advisory Fee        0.40%/0.05%

         Administration Services. Stephens and BAAI are the co-administrators for the Funds and Acquiring Funds. Stephens and BAAI provide the Funds and Acquiring Funds with administrative services, including, among other things, general supervision of their non-investment operations, preparation of proxy statements and shareholder reports and general supervision of data completion in connection with preparing periodic reports to the Board of

Trustees and officers of the Trust. For these services and the assumption of expenses, Stephens and BAAI are entitled to a monthly fee, in the aggregate, at the annual rate of 0.23% of the Funds' and Acquiring Funds' average daily net assets.

         Distribution and Shareholder Servicing Arrangements. Shares of the Funds and Acquiring Funds are distributed by Stephens, a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act").

         INVESTOR A SHARES. Pursuant to combined distribution and shareholder servicing plans adopted pursuant to Rule 12b-1 under the Act by the Funds and Acquiring Funds for their Investor A shares, each Fund and Acquiring Fund may compensate Stephens for any activities or expenses primarily intended to result in the sale of Investor A shares, including sales related services provided by banks, broker/dealers or other financial institutions ("Selling Agents") that have entered into a sales support agreement with Stephens. In addition, each Fund and Acquiring Fund may compensate or reimburse broker/dealers, banks and other financial institutions ("Servicing Agents") which provide shareholder support services to their customers who own Investor A shares. This shareholder servicing and distribution plan provides that each Fund may pay Stephens, Selling Agents that have entered into a sales support agreement with Stephens, or Servicing Agents that have entered into a Shareholder Servicing Agreement with the Funds up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A shares of the Funds.

         PRIMARY A SHARES. Primary A shares of the Funds are not subject to any distribution or shareholder servicing fees and, accordingly, the Funds have not adopted any related plans.

         COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES

         The Reorganization will not result in any change to a Fund shareholder's class of shares. A Fund shareholder of Investor A shares will, immediately after the Reorganization, hold Investor A shares in the Acquiring Fund and a Primary A Fund shareholder will hold Primary A shares in the Acquiring Fund. Accordingly, all of the purchase, redemption, distribution, exchange policies and other shareholder transactions and services applicable to a shareholder's share class will remain unaffected and unchanged by the Reorganization. As noted, no sales charge or sales load will be imposed in connection with the exchange of shares in the Reorganization.

                                 VOTING MATTERS

         GENERAL INFORMATION

          This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Board of Trustees of the Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust also may solicit proxies by telephone or otherwise. In this connection, the Trust has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may submit their proxy: (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope;
(2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (704) 388-2641; (3) by touch-tone voting at
(800) 690-6903; or 4) by on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation to the Trust at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meetings and voting in person.

         Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by BAAI or its affiliates.

         Only shareholders of record at the close of business on January 10, 2000 will be entitled to vote at the Meetings. On that date, the following shares were outstanding and entitled to be voted.

FUND                                              SHARES ENTITLED TO VOTE
----                                              -----------------------

MANAGED VALUE INDEX FUND .........................439,142

MANAGED SMALLCAP VALUE INDEX FUND ................331,909

         Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

         If the accompanying proxy is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meetings by the Funds' shareholders pursuant to the Trust's Declaration of Trust and Code of Regulations, and was unanimously approved by the Trust's Board of Trustees at a meeting held on December 9, 1999. The Reorganization Agreement must be approved by a majority of the shares of each Fund present and voting at the Meetings.

         The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than both of the Funds, the failure of one Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to the other Fund. It is possible that a majority of one Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of the shareholders of the other Fund do not approve the Reorganization. In such a case, the Fund whose shareholders approved the Reorganization Agreement will be reorganized pursuant to the terms of the Reorganization Agreement. The Board of Trustees will contemplate what further action is appropriate should one or both of the Funds not approve the Reorganization Agreement.

         The vote of the shareholders of the Acquiring Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

         PRINCIPAL SHAREHOLDERS. The table below shows the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of a Fund and/or Acquiring Fund as of January 10, 2000. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

                                                                                                                  PERCENTAGE OF
                                                              CLASS AMOUNT OF    PERCENTAGE OF     PERCENTAGE       FUND POST
           FUND                    NAME AND ADDRESS            SHARES OWNED          CLASS           OF FUND         CLOSING
---------------------------- ------------------------------ -------------------- --------------- ---------------- ---------------
MANAGED VALUE INDEX          Charles Schwab & Co., Inc.          Investor A           40.37%         19.51%             0.25%
                             FBO Customers                       85,692.960
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Donaldson Lufkin Jenrette           Investor A            6.56%          3.17%             0.04%
                             PO Box 2052                         13,918.240
                             Jersey City, NJ  07303-9998

                             NFSC FEBO #W55-629405               Investor A            5.16%          2.49%             0.03%
                             4242 N Capistrano #217              10,954.440
                             Dallas, TX  75287

                             Bank of America, N.A.               Primary A            57.65%         29.79%             0.38%
                             Attn:  Tony Farrer                  130,813.650
                             1401 Elm Street, 11th Floor
                             Dallas, TX 75202-2911

                             Charles Schwab & Co., Inc.          Primary A            30.77%         15.90%             0.21%
                             FBO Customers                       69,819.960
                             101 Montgomery Street
                             San Francisco, CA  94104

MANAGED SMALLCAP VALUE       Charles Schwab & Co., Inc.          Investor A           58.18%         29.73%             0.68%
INDEX                        FBO Customers                       98,667.170
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Charles Schwab & Co., Inc.          Primary A            35.51%         17.37%             0.39%
                             FBO Customers                       57,643.840
                             101 Montgomery Street
                             San Francisco, CA  94104

                                                                                                                  PERCENTAGE OF
                                                              CLASS AMOUNT OF    PERCENTAGE OF     PERCENTAGE       FUND POST
           FUND                    NAME AND ADDRESS            SHARES OWNED          CLASS           OF FUND         CLOSING
---------------------------- ------------------------------ -------------------- --------------- ---------------- ---------------
                             Bank of America, N.A.               Primary A            28.25%         13.81%             0.31%
                             Attn:  Tony Farrer                  45,852.840
                             1401 Elm Street, 11th Floor
                             Dallas, TX 75202-2911

                             Michael Larkin TTEE                 Primary A            12.24%          5.99%             0.14%
                             Larkin IRREV Family Trust           19,875.490
                             8665 Bay Colony Dr., Apt. 702
                             Naples, FL  34108

                             Donaldson Lufkin Jenrette           Primary A             6.48%          3.17%             0.07%
                             PO Box 2052                         10,524.700
                             Jersey City, NJ  07303-9998

                             National Investor Services          Primary A             5.52%          2.70%             0.06%
                             FBO 512-50919-17                    8,957.470
                             55 Walter Street, 32nd Floor
                             New York, NY  10041

MANAGED INDEX                Muir & Co.                          Investor A            6.19%          0.46%             0.46%
                             C/O Frost National Bank             155,166.700
                             PO Box 2479
                             San Antonio, TX  78298-2479

                             Charles Schwab & Co., Inc.          Investor A            6.16%          0.46%             0.45%
                             FBO Customers                       154,516.590
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Bank of America, N.A.               Primary A            93.64%         86.64%            85.53%
                             Attn:  Tony Farrer                  29,086,908.550
                             1401 Elm Street, 11th Floor
                             Dallas, TX 75202-2911

                             Pamela & William Keene JTWR         Primary B            99.77%          0.00%             0.00%
                             2016 Englewood Dr.                  246,440
                             Apex, NC  27502

MANAGED SMALLCAP INDEX       Charles Schwab & Co., Inc.          Investor A           37.41%          1.56%             1.53%
                             FBO Customers                       223,240.440
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Dade Community Foundation,          Investor A            7.19%          0.30%             0.29%
                             Inc.                                42,906.400
                             200 South Biscayne Blvd., S
                             Miami, FL  33131-2343

                             Balsa & Co.                         Investor A            5.88%          0.25%             0.24%
                             C/O Chase Manhattan Bank            35,088.330
                             PO Box 1768 Grand Central
                             Station
                             New York, NY 10163-1768

                             Bank of America, N.A.               Primary A            88.85%         85.14%            83.20%
                             Attn:  Tony Farrer                  12,144,915.240
                             1401 Elm Street, 11th Floor
                             Dallas, TX 75202-2911

                             Bank of America, N.A.               Primary A             8.76%          8.39%             8.20%
                             Attn:  Tony Farrer                  1,196,770.960
                             1401 Elm Street, 11th Floor
                             Dallas, TX 75202-2911

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of January 10, 2000, Bank of America had voting control of 29.79% of the Managed Value Index Fund's outstanding shares. Accordingly, the Bank of America may be considered to "control" the Fund. The address of Bank of America is: 1401 Elm Street, 11th Floor, Dallas, TX 75202-2911. It is possible that the effect of the bank's control would be the increased likelihood that the Fund's shareholders will approve the Reorganization.

         As of January 10, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of any class of any Fund or Acquiring Fund.

         QUORUM. In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by one or more of the Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Meetings without notice except announcement at the Meetings. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meetings in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one Fund (but not the other Fund) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Fund.

         A quorum is constituted with respect to a Fund by the presence in person or by proxy of the holders of more than one-half of the outstanding shares of a Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. The Trust presently does not hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.


                     ADDITIONAL INFORMATION ABOUT THE TRUST

         Additional information about the Funds is included in their Prospectuses and Statements of Additional Information dated August 1, 1999, as supplemented, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Proxy/Prospectus. The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of the Trust listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, the SEC maintains a web site (www.sec.gov) that contains reports, other information and proxy statements filed by the Trust.

         Officers of the Trust are elected by, and serve at the pleasure of, the Board of Trustees. Officers of the Trust receive no remuneration from the Trust for their services in such capacities.

         Information included in this Proxy/Prospectus concerning the Trust was provided by the Trust.

                              FINANCIAL STATEMENTS

         The audited financial statements and financial highlights for shares of the Funds for the annual period ended March 31, 1999 are incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Funds for the semi-annual period ended September 30, 1999 are incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus.

         The annual financial statements and financial highlights of the Funds for the year ended March 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.


                                 OTHER BUSINESS

         The Trust's Board of Trustees knows of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Trust in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                  *    *    *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY BALLOT(S) AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY SUBMIT PROXIES BY TELEFACSIMILE, TELEPHONE OR ON-LINE.

         THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS MARCH 31, 1999 ANNUAL REPORT, OR SEPTEMBER 30, 1999 SEMI-ANNUAL REPORT, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NATIONS FUND TRUST, ONE BANK OF AMERICA PLAZA, 101 SOUTH TRYON STREET, CHARLOTTE, N.C. 28255 OR BY TELEPHONE AT 1-800-321-7854.

                                   APPENDIX I

        EXPENSE SUMMARIES OF THE MANAGED VALUE INDEX FUND, MANAGED INDEX FUND, MANAGED SMALLCAP VALUE INDEX FUND AND SMALLCAP INDEX FUND
                 -----------------------------------------------


         The following tables (a) compare the fees and expenses as of October 31, 1999, for each class of the Funds and the corresponding class of the Acquiring Funds, and (b) show the estimated fees and expenses for the combined Fund on a PRO FORMA basis after giving effect to the Reorganization. The Funds' total expense ratios reflect limitations that management has put in place as of October 31, 1999. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown.

         The Reorganization contemplates the reorganization of the Managed SmallCap Value Index Fund into the SmallCap Index Fund. As of the date of this Proxy/Prospectus, the SmallCap Index Fund is operating under a different name, investment objective and principal investment strategies. Accordingly, the current fees and expenses and related examples shown in this Appendix are for the Nations Managed SmallCap Index Fund. On or before the closing of the Reorganization (which is expected to be on May 12, 2000), the Nations Managed SmallCap Index Fund will be re-named the SmallCap Index Fund, and will have the investment objective, principal investment strategies and investment risks described in this Proxy/Prospectus.

                    MANAGED VALUE INDEX FUND-PRIMARY A SHARES
                                       AND
                       MANAGED INDEX FUND-PRIMARY A SHARES

---------------------------------------------------------- ----------------- ------------------ -------------------
PRIMARY A SHARES                                                                                MANAGED INDEX
                                                                                                FUND
                                                           MANAGED VALUE                        PRO FORMA
                                                           INDEX FUND        MANAGED INDEX      (AFTER
                                                                             FUND               REORGANIZATION)
---------------------------------------------------------- ----------------- ------------------ -------------------
SHAREHOLDER FEES
---------------------------------------------------------- ----------------- ------------------ -------------------
(Fees paid directly from your investment)
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum sales charge (load) imposed on purchases            none               none                 none
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum deferred sales charge (load)                        none               none                 none
---------------------------------------------------------- ----------------- ------------------ -------------------
ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------- ----------------- ------------------ -------------------
(Expenses that are deducted from the Fund's assets)
---------------------------------------------------------- ----------------- ------------------ -------------------
Management fees                                             0.40%              0.40%                 0.40%
---------------------------------------------------------- ----------------- ------------------ -------------------
Other expenses                                              3.46%              0.33%                 0.33%
                                                            -----              -----                 -----
---------------------------------------------------------- ----------------- ------------------ -------------------
Total annual Fund operating expenses                        3.86%              0.73%                 0.73%
---------------------------------------------------------- ----------------- ------------------ -------------------
Fee waivers and/or reimbursements                          (3.36)%             (0.23)%              (0.23)%
                                                           -------            --------              -------
---------------------------------------------------------- ----------------- ------------------ -------------------
Total net expenses(2)                                       0.50%              0.50%                 0.50%
                                                           =======            =======               =======
---------------------------------------------------------- ----------------- ------------------ -------------------
         ----------------------------------

         (1) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

         (2) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:

            o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
            o  you invest all dividends and distributions in the Fund
            o  your investment has a 5% return each year
            o the Fund's operating expenses remain the same as shown in the table above
            o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:
       -------------------------------- ------------- ------------- -------------- -----------------
       PRIMARY A SHARES                 1 year        3 years       5 years        10 years
       -------------------------------- ------------- ------------- -------------- -----------------
       Managed Value Index Fund         $51           $867          $1,702         $3,873
       -------------------------------- ------------- ------------- -------------- -----------------
       Managed Index Fund               $51           $210          $383           $885
       -------------------------------- ------------- ------------- -------------- -----------------
       Managed Index Fund PRO FORMA     $51           $210          $383           $885
       (after reorganization)
       -------------------------------- ------------- ------------- -------------- -----------------

               MANAGED SMALLCAP VALUE INDEX FUND-PRIMARY A SHARES
                                       AND
                      SMALLCAP INDEX FUND-PRIMARY A SHARES

---------------------------------------------------------- ----------------- ------------------ ----------------------
PRIMARY A SHARES                                                                                SMALLCAP INDEX FUND
                                                           MANAGED                              PRO FORMA
                                                           SMALLCAP VALUE                       (AFTER
                                                           INDEX FUND        SMALLCAP INDEX     REORGANIZATION)
                                                                             FUND(1)
---------------------------------------------------------- ----------------- ------------------ ----------------------
SHAREHOLDER FEES
---------------------------------------------------------- ----------------- ------------------ ----------------------
(Fees paid directly from your investment)
---------------------------------------------------------- ----------------- ------------------ ----------------------
Maximum sales charge (load) imposed on purchases            none               none                 none
---------------------------------------------------------- ----------------- ------------------ ----------------------
Maximum deferred sales charge (load)                        none               none                 none
---------------------------------------------------------- ----------------- ------------------ ----------------------
ANNUAL FUND OPERATING EXPENSES(2)
---------------------------------------------------------- ----------------- ------------------ ----------------------
(Expenses that are deducted from the Fund's assets)
---------------------------------------------------------- ----------------- ------------------ ----------------------
Management fees                                             0.40%              0.40%                 0.40%
---------------------------------------------------------- ----------------- ------------------ ----------------------
Other expenses                                              4.43%              0.42%                 0.41%
                                                            -----              -----                 -----
---------------------------------------------------------- ----------------- ------------------ ----------------------
Total annual Fund operating expenses                        4.83%              0.82%                 0.81%

---------------------------------------------------------- ----------------- ------------------ ----------------------
Fee waivers and/or reimbursements                          (4.33)%             (0.32)%               (0.41)%
                                                           -------             -------               -------
---------------------------------------------------------- ----------------- ------------------ ----------------------
Total net expenses(3)                                       0.50%              0.50%                0.40%
                                                           =======            =======                =====
---------------------------------------------------------- ----------------- ------------------ ----------------------
         ----------------------------------------

        (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.
        (2) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
        (3) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:

            o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
            o  you invest all dividends and distributions in the Fund
            o  your investment has a 5% return each year
            o the Fund's operating expenses remain the same as shown in the table above
            o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:
         -------------------------------- ------------- -------------- ------------- --------------------
         Primary A Shares                 1 year        3 years        5 years       10 years
         -------------------------------- ------------- -------------- ------------- --------------------
         Managed SmallCap Value Index
         Fund                             $51           $1,062         $2,077        $4,629
         -------------------------------- ------------- -------------- ------------- --------------------
         SmallCap Index Fund              $51           $230           $424          $984
         -------------------------------- ------------- -------------- ------------- --------------------
         SmallCap Index Fund PRO FORMA    $41           $218           $409          $963
         (after reorganization)
         -------------------------------- ------------- -------------- ------------- --------------------

                   MANAGED VALUE INDEX FUND-INVESTOR A SHARES
                                       AND
                      MANAGED INDEX FUND-INVESTOR A SHARES

---------------------------------------------------------- ----------------- ------------------ -------------------
INVESTOR A SHARES                                                                               MANAGED INDEX
                                                                                                FUND
                                                           MANAGED VALUE                        PRO FORMA
                                                           INDEX FUND        MANAGED INDEX      (AFTER
                                                                             FUND               REORGANIZATION)
---------------------------------------------------------- ----------------- ------------------ -------------------
SHAREHOLDER FEES
---------------------------------------------------------- ----------------- ------------------ -------------------
(Fees paid directly from your investment)
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum sales charge (load) imposed on purchases            none              none                  none
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum deferred sales charge (load)                        none              none                  none
---------------------------------------------------------- ----------------- ------------------ -------------------
ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------- ----------------- ------------------ -------------------
(Expenses that are deducted from the Fund's assets)
---------------------------------------------------------- ----------------- ------------------ -------------------
Management fees                                             0.40%             0.40%                  0.40%
---------------------------------------------------------- ----------------- ------------------ -------------------
Distribution (12b-1) and shareholders servicing fees        0.25%             0.25%                  0.25%
---------------------------------------------------------- ----------------- ------------------ -------------------
Other expenses                                              3.46%             0.33%                  0.33%
                                                            -----             -----                 ------
---------------------------------------------------------- ----------------- ------------------ -------------------
Total annual Fund operating expenses                        4.11%             0.98%                  0.98%
---------------------------------------------------------- ----------------- ------------------ -------------------
Fee waivers and/or reimbursements                          (3.36)%           (0.23)%                (0.23%)
                                                           -------           -------                -------
---------------------------------------------------------- ----------------- ------------------ -------------------
Total net expenses(2)                                       0.75%             0.75%                 0.75%
                                                           =======           =======                 =====
---------------------------------------------------------- ----------------- ------------------ -------------------
         ----------------------------------------

         (1) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
         (2) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:

            o you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
            o  you invest all dividends and distributions in the Fund
            o  your investment has a 5% return each year
            o the Fund's operating expenses remain the same as shown in the table above
            o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:
         --------------------------------- ------------- -------------- ------------- ---------------------
         Investor A Shares                 1 year        3 years        5 years       10 years
         --------------------------------- ------------- -------------- ------------- ---------------------
         Managed Value Index Fund          $77           $941           $1,821        $4,091
         --------------------------------- ------------- -------------- ------------- ---------------------
         Managed Index Fund                $77           $289           $519          $1,180
         --------------------------------- ------------- -------------- ------------- ---------------------
         Managed Index Fund PRO FORMA      $77           $289           $519          $1,180
         (after reorganization)
         --------------------------------- ------------- -------------- ------------- ---------------------

               MANAGED SMALLCAP VALUE INDEX FUND-INVESTOR A SHARES
                                       AND
                      SMALLCAP INDEX FUND-INVESTOR A SHARES

---------------------------------------------------------- ----------------- ------------------ -------------------
INVESTOR A SHARES                                                                               SMALLCAP INDEX
                                                           MANAGED                              FUND
                                                           SMALLCAP VALUE                       PRO FORMA
                                                           INDEX FUND        SMALLCAP INDEX     (AFTER
                                                                             FUND(1)            REORGANIZATION)
---------------------------------------------------------- ----------------- ------------------ -------------------
SHAREHOLDER FEES
---------------------------------------------------------- ----------------- ------------------ -------------------
(Fees paid directly from your investment)
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum sales charge (load) imposed on purchases            none              none                  none
---------------------------------------------------------- ----------------- ------------------ -------------------
Maximum deferred sales charge (load)                        none              none                  none
---------------------------------------------------------- ----------------- ------------------ -------------------
ANNUAL FUND OPERATING EXPENSES(2)
---------------------------------------------------------- ----------------- ------------------ -------------------
(Expenses that are deducted from the Fund's assets)
---------------------------------------------------------- ----------------- ------------------ -------------------
Management fees                                             0.40%             0.40%                  0.40%
---------------------------------------------------------- ----------------- ------------------ -------------------
Distribution (12b-1) and shareholders servicing fees        0.25%             0.25%                  0.25%
---------------------------------------------------------- ----------------- ------------------ -------------------
Other expenses                                              4.43%             0.42%                  0.41%
                                                            -----             -----                  -----
---------------------------------------------------------- ----------------- ------------------ -------------------
Total annual Fund operating expenses                        5.08%             1.07%                  1.06%
---------------------------------------------------------- ----------------- ------------------ -------------------
Fee waivers and/or reimbursements                          (4.33)%           (0.32)%                (0.41%)
                                                           -------           -------                -------
---------------------------------------------------------- ----------------- ------------------ -------------------
Total net expenses(3)                                       0.75%             0.75%                  0.65%
                                                           =======           =======                =======
---------------------------------------------------------- ----------------- ------------------ -------------------
         ------------------------------------------

         (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.

         (2) The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

         (3) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

         EXAMPLE
         This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

         This example assumes:

            o you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
            o  you invest all dividends and distributions in the Fund
            o  your investment has a 5% return each year
            o the Fund's operating expenses remain the same as shown in the table above
            o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:
         ---------------------------- ------------- ------------- ------------- --------------
         Investor A Shares            1 year        3 years       5 years       10 years
         ---------------------------- ------------- ------------- ------------- --------------
         Managed SmallCap Value
         Index Fund                   $77           $1,135        $2,192        $4,826
         ---------------------------- ------------- ------------- ------------- --------------
         SmallCap Index Fund          $77           $309          $559          $1,277
         ---------------------------- ------------- ------------- ------------- --------------
         SmallCap Index Fund PRO      $66           $296          $545          $1,257
         FORMA
         (after reorganization)
         ---------------------------- ------------- ------------- ------------- --------------

                     APPENDIX II--COMPARISON OF PERFORMANCE

               NATIONS MANAGED VALUE INDEX FUND - PRIMARY A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                  [BAR CHART APPEARS HERE]

                   1997     1998     1999
                   2.71%*   13.71%   9.58%


                  *Return is from inception (11-24-97) to 12-31-97.

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999:  9.58%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:           17.06%
         WORST: 3rd quarter 1998:          -12.56%


         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P/BARRA Value Index, an unmanaged index of a group of stocks included in the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. The index is weighted by market capitalization, and is not available for investment.

                                                            Since
                                          1 year          inception
         Primary A Shares                  9.58%           12.46%
         S&P/BARRA Value Index            12.72%           14.31%

         NATIONS MANAGED VALUE INDEX FUND - INVESTOR A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


              [BAR CHART APPEARS HERE]

               1997     1998     1999
               2.67%*   13.56%   9.27%

              *Return is from inception (11-24-97) to 12-31-97

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999:  9.27%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:           17.01%
         WORST: 3rd quarter 1998:          -12.56%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period compared with the S&P/BARRA Value Index, an unmanaged index of a group of stocks included in the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. The index is weighted by market capitalization, and is not available for investment.

                                                              Since
                                            1 year          inception
         Investor A Shares                   9.27%           12.22%
         S&P/BARRA Value Index              12.72%           14.31%

         NATIONS MANAGED INDEX FUND - PRIMARY A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                   [BAR CHART APPEARS HERE]

                   1996     1997     1998     1999
                   17.00%*  33.46%   26.64%   17.70%

                  *Return is from inception (7-31-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999:  17.70%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:         20.98%
         WORST: 3rd quarter 1998:        -10.62%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.
                                                        Since
                                 1 year               inception
         Primary A Shares        17.70%                28.02%
         S&P 500                 21.04%                29.60%

                 NATIONS MANAGED INDEX FUND - INVESTOR A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.



                   [BAR CHART APPEARS HERE]

                   1996     1997     1998     1999
                   16.95%*  33.19%   26.33%   17.41%

              *Return is from inception (7-31-96) to 12-31-96

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999: 17.41%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:          20.91%
         WORST: 3rd quarter 1998:         -10.67%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                                                             Since
                                      1 year               inception
         Investor A Shares            17.41%                27.75%
         S&P 500                      21.04%                29.60%

         NATIONS MANAGED SMALLCAP VALUE INDEX FUND  - PRIMARY A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                   [BAR CHART APPEARS HERE]

                   1997     1998     1999
                   4.13%*   -2.90%   1.73%

                  *Return is from inception (11-24-97) to 12-31-97.

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999: 1.73%


         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:          12.36%
         WORST: 3rd quarter 1998:         -20.07%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P/BARRA SmallCap Value Index, an unmanaged index of a group of stocks included in the S&P SmallCap 600 that have low price-to-book ratios relative to the S&P SmallCap 600 as a whole. The index is weighted by market capitalization and is not available for investment.

                                                                    Since
                                             1 year               inception
         Primary A Shares                    1.73%                  1.35%
         S&P/BARRA SmallCap Value Index      3.03%                   0.31%

         NATIONS MANAGED SMALLCAP VALUE INDEX FUND - INVESTOR A SHARES

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                   [BAR CHART APPEARS HERE]

                   1997     1998     1999
                   4.10%*   -3.12%   1.47%

                    *Return is from inception (11-24-97) to 12-31-97.


         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999:  1.47%


         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:         12.27%
         WORST: 3rd quarter 1998:        -20.07%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P/BARRA SmallCap Value Index, an unmanaged index of a group of stocks included in the S&P SmallCap 600 that have low price-to-book ratios relative to the S&P SmallCap 600 as a whole. The index is weighted by market capitalization, and is not available for investment.

                                                                      Since
                                               1 year               inception
         Investor A Shares                     1.47%                  1.10%
         S&P/BARRA SmallCap Value Index        3.03%                  0.31%

         NATIONS SMALLCAP INDEX FUND - INVESTOR A SHARES(1)

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

                   [BAR CHART APPEARS HERE]

                   1996     1997     1998     1999
                   3.15%*   27.55%   -1.89%   5.27%

         The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


              *Return is from inception (10-15-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999:  5.27%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:          17.52%
         WORST: 3rd quarter 1998:         -20.89%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P SmallCap 600, an unmanaged index of 600 common stocks, weighted by market capitalization. The S&P SmallCap 600 is not available for investment.

                                                         Since
                                       1 year          inception
         Investor A Shares              5.27%           10.02%
         S&P SmallCap 600              12.42%           13.26%


         -----------------------------------

         (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.

         NATIONS SMALLCAP INDEX FUND - PRIMARY A SHARES(1)

         YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
         The bar chart shows you how the performance of the Fund's Primary A Shares has varied from

                   [BAR CHART APPEARS HERE]

                   1996     1997     1998     1999
                   3.17%*   27.97%   -1.65%   5.47%

year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

         *Return is from inception (10-15-96) to 12-31-96.

         YEAR-TO-DATE RETURN AS OF DECEMBER 31, 1999:  5.47%

         BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

         BEST:  4th quarter 1998:       17.64%
         WORST: 3rd quarter 1998:      -20.83%

         AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
         The table shows the Fund's average annual total return for each period, compared with the S&P SmallCap 600, an unmanaged index of 600 common stocks, weighted by market capitalization. The index is not available for investment.
                                                    Since
                                  1 year          inception
         Primary A Shares          5.47%           10.29%
         S&P SmallCap 600         12.42%           13.26%

         ---------------------------------

         (1) The SmallCap Index Fund was, as of October 31, 1999, conducting business as Nations Managed SmallCap Index Fund.

                                  APPENDIX III

Nations
Managed Value Index
Fund
Structured Products Management
Team Commentary*



                                         In the following interview, the team shares its views on
                                         Nations Managed Value Index Fund's performance for the
                                         12-month period ended March 31, 1999, and its outlook for
                                         the future.

PORTFOLIO MANAGEMENT                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
The Fund is managed by the               Traditional index funds try to emulate the performance of a
Structured Products Management           benchmark index without taking into account the wide
Team of TradeStreet Investment           differences among the stocks that make it up. Nations
Associates, Inc., investment             Managed Value Index Fund differs from these "passive" funds
sub-adviser to the Fund.                 by adding an overlay of active professional management. This
INVESTMENT OBJECTIVE                     added dimension is designed to reduce exposure to the least
The Fund seeks, over the long-           attractive securities in the Fund's benchmark, the S&P/BARRA
term, to provide a total return          Value Index (the Index). In this way, the Fund seeks
that (gross of fees and expenses)        increased performance potential relative to the Index, while
exceeds the total return of the          retaining its core characteristics. In addition, we manage
Standard & Poor's 500/BARRA Value        the Fund with shareholders' taxes in mind, keeping turnover
Index (S&P/BARRA Value Index).**         low in an effort to limit capital gains distributions.
PERFORMANCE REVIEW                       HOW DID THE FUND PERFORM UNDER THE MARKET CONDITIONS THAT
For the 12-month period ended            PREVAILED OVER THE PAST 12 MONTHS?+
March 31, 1999, Nations Managed          The Fund (Investor A Shares) provided shareholders with a
Value Index Fund Investor A Shares       return of 2.97%, trailing the 5.73% return of the S&P/BARRA
provided shareholders with a total       Value Index. We employ a combination of measures in
return of 2.97%.***                      selecting the securities held in the Fund. Unfortunately,
                                         some of these measures were inverted in their stock
                                         selection ability for the reporting period. That is, the
                                         stocks that were ranked most favorably by some of our
                                         measures had worse performance than the stocks ranked
                                         unfavorably by the same measures. In large part, this was
                                         due to a market that, in our view, paid insufficient
                                         attention to valuation. Other aspects of our process worked well, but were more than offset by the unusual degree of
                                         inversion in a few measures.

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The S&P/BARRA Value Index is an unmanaged, market-capitalization-weighted index comprised of a subset of stocks of the S&P 500 Index with low price-to-book ratios relative to the S&P 500 Index as a whole. It is unavailable for investment.

                           ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

                           +Portfolio characteristics are subject to change and may not be representative of current characteristics.

                           Source for all statistical data -- TradeStreet
                           Investment Associates, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                        III-1

Nations
Managed Value Index
Fund
Structured Products Management
Team Commentary continued...


                                         Performance was also hampered by the Fund's underweight
                                         position in technology. Conversely, the Fund benefited from an overweighting and good stock selection in the finance
                                         sector.

                                         THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                         THE LONG-TERM, TO PROVIDE A TOTAL RETURN THAT (GROSS OF FEES
                                         AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P/BARRA
                                         VALUE INDEX. PLEASE ELABORATE.
                                         The stocks that comprise the S&P/BARRA Value Index are a
                                         subset of the widely-followed Standard & Poor's 500
                                         Composite Stock Price Index (S&P 500 Index).(++) These
                                         stocks have lower price-to-book ratios -- calculated by
                                         dividing each company's current stock price by the book
                                         value per share of the company's equity -- than the S&P 500
                                         Index as a whole; they are generally considered "value"
                                         stocks. The Fund does not attempt to outperform the whole
                                         S&P 500 Index. Instead, its objective is to pursue better
                                         performance than the value-oriented portion of it, known as the S&P/BARRA Value Index.
                                         WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE FOR THE
                                         COMING YEAR?
                                         For the last few years, the market has been heavily biased in favor of growth stocks, giving them a performance edge.
                                         But the longer-term historic pattern has been for growth and value stocks to cycle in and out of favor. After years of
                                         narrow focus by investors on growth stocks, we believe that the arguments for value investing have become more
                                         compelling. For example, when we compare such fundamental
                                         valuation measures as price-to-earnings(+++) and price-to-
                                         book ratios for the S&P/BARRA Value Index to the same
                                         measures for the S&P/BARRA Growth Index(#) we find a
                                         significant disparity in favor of value-oriented stocks.

                                         If history is any guide, investors will eventually return to value investing; value stocks such as those that the Fund
                                         holds would then be well-positioned for potential gains. In our view, this performance potential favors investing in the more reasonably valued issues that the S&P/BARRA Value Index represents.
                                         ++The Standard & Poor's 500 Composite Stock Price Index is
                                         an unmanaged index of 500 widely held common stocks. It is unavailable for investment.
                                         +++The price/earnings ratio gives investors an idea of how much they are paying for a company's earnings power.
                                         #The S&P/BARRA Growth Index is an unmanaged,
                                         market-capitalization-weighted index comprised of a subset of stocks of the S&P 500 Index with high price-to-book
                                         ratios relative to the S&P 500 Index as a whole. It is
                                         unavailable for investment.

                                        III-2

Nations
Managed Value Index
Fund

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/99)

[PIE CHART]

 2.8% Recreation

 3.0% Automobiles and Trucks

 3.1% Computer Related

 3.2% Media

 5.1% Insurance

 6.2% Electric Power

 6.9% Financial Services

 9.2% Oil - International

 9.7% Utilities - Telephone

12.9% Banking

37.9% Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1999, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


TOP TEN HOLDINGS
--------------------------------------------
1  Exxon Corporation                  3.7%
--------------------------------------------
2  AT&T Corporation                   3.1%
--------------------------------------------
3  Citigroup Inc.                     3.0%
--------------------------------------------
4  Royal Dutch Petroleum Company      2.3%
--------------------------------------------
5  Time Warner Inc.                   1.8%
--------------------------------------------
6  Chase Manhattan Corporation        1.8%
--------------------------------------------
7  Bell Atlantic Corporation          1.7%
--------------------------------------------
8  BellSouth Corporation              1.6%
--------------------------------------------
9  Fannie Mae                         1.5%
--------------------------------------------
10 Hewlett-Packard Company            1.4%
--------------------------------------------
THE TOP TEN HOLDINGS ARE PRESENTED TO
ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
SECURITIES IN WHICH THE FUND MAY INVEST.


                                        III-3

Nations
Managed Value Index
Fund Performance

   GROWTH OF $10,000 INVESTMENT

[INVESTOR A RETURN CHART]




                                                              MANAGED|
                        S&P/BARRA|VALUE                     VALUE INDEX|
                         INDEX|$12,056                         $11,704
                      -------------------                  ---------------
Nov. 24|1997               10000.00                            10000.00
'1997'                     10222.00                            10267.00
                           11403.00                            11368.00
                           11462.00                            11395.00
                            9982.00                             9964.00
'1998'                     11722.00                            11659.00
Mar. 31|1999               12056.00                            11704.00



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    Investor A Shares

                                                    Since Inception
                                                    (11/24/97 through
                                                    3/31/99)  12.39%

                                                    The chart to the left shows
                                                    the growth in value of a
                                                    hypothetical $10,000
                                                    investment in Investor A
                                                    Shares of Nations Managed
                                                    Value Index Fund from the
                                                    inception of the shareclass.
                                                    Figures for the S&P/BARRA
                                                    Value Index, an unmanaged,
                                                    market-
                                                    capitalization-weighted
                                                    index comprised of a subset
                                                    of the S&P 500 Index,
                                                    include reinvestment of
                                                    dividends. It is unavailable
                                                    for investment. The
                                                    performance of Primary A
                                                    Shares may vary based on the
                                                    differences in fees paid by
                                                    the shareholders investing
                                                    in each class.

                                                           [CHART LEGEND]

   TOTAL RETURN(AS OF 3/31/99)



                                                                Primary A    Investor A

Inception Date                                                  11/24/97      11/24/97
-------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                                3.06%        2.97%
-------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
SINCE INCEPTION                                                  12.54%        12.39%



THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF
FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH
MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.


                                       III-4

Nations
Managed Index
Fund
Structured Products Management
Team Commentary*



                                         In the following interview, the team shares its views on
                                         Nations Managed Index Fund's performance for the 12-month
                                         period ended March 31, 1999, and its outlook for the future.

PORTFOLIO MANAGEMENT                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
The Fund is managed by the               Traditional index funds try to emulate the performance of a
Structured Products Management           benchmark index without taking into account the wide
Team of TradeStreet Investment           differences among the stocks that make it up. Nations
Associates, Inc., investment             Managed Index Fund differs from these "passive" funds by
sub-adviser to the Fund.                 adding an overlay of active professional management. This
INVESTMENT OBJECTIVE                     added dimension is designed to reduce exposure to the least
The Fund seeks, over the long-           attractive securities in the S&P 500 Index (the Index) and
term, to provide a total return          to carefully seek lower levels of portfolio risk. In this
that (gross of fees and expenses)        way, the Fund seeks increased performance potential relative
exceeds the total return of the          to the its benchmark, the S&P 500 Index, while retaining its
Standard & Poor's 500 Composite          core characteristics. Our carefully structured management
Stock Price Index (S&P 500               process has the further goal of reducing the risk of
Index).**                                underperforming the benchmark. In addition, we manage the
PERFORMANCE REVIEW                       Fund with shareholders' taxes in mind, keeping turnover low
For the 12-month period ended            in an effort to limit capital gains distributions.
March 31, 1999, Nations Managed          HOW DID THE FUND PERFORM UNDER THE MARKET CONDITIONS THAT
Index Fund Investor A Shares             PREVAILED OVER THE PAST 12 MONTHS?
provided shareholders with a total       Nations Managed Index Fund (Investor A Shares) returned 15%,
return of 14.97%.***                     but lagged the S&P 500 Index which returned 18.46%. One
                                         aspect of the Fund's investment process is that we avoid
                                         having excessive exposure to securities we believe are
                                         expensive, or overvalued. Unfortunately, during the last
                                         year the market focused on those companies within the Index that were larger and had strong price momentum. Little
                                         emphasis was placed on the relative value of the stocks
                                         being bought. That factor more than any other led to the
                                         underperformance the Fund experienced compared to the Index.
                                         Having said that, the Fund outperformed its peer group, the
                                         Lipper Growth & Income Funds Universe(+), which returned
                                         5.47% for the period.


                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The Standard & Poor's 500 Composite Stock Price
                           Index is an unmanaged index of 500
                           widely held common stocks. It is unavailable for investment.

                           ***The performance shown includes the effect of fee waivers by the investment adviser, which have the effect of increasing total return.

                           +Lipper Inc., is an independent mutual fund performance monitor. Funds in the Lipper
                           Growth & Income Funds Average combine a
                           growth-of-earnings orientation and an income requirement for level and/or rising dividends.

                           Source for all statistical data -- TradeStreet
                           Investment Associates, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                       III-5

Nations
Managed Index
Fund
Structured Products Management
Team Commentary continued...


                                         THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                         THE LONG-TERM, TO PROVIDE A TOTAL RETURN THAT (GROSS OF FEES
                                         AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P 500 INDEX.
                                         PLEASE ELABORATE.
                                         Our stock selection process is based on a straightforward
                                         approach that evaluates every stock in the S&P 500 Index.
                                         The purpose of this analysis is to identify and eliminate
                                         the least attractive securities and modestly emphasize the most attractive while keeping portfolio characteristics in line with the Index. While we seek to avoid the least
                                         promising securities, we do not eliminate a stock if it
                                         represents a major portion of the Index.
                                         For example, we would not eliminate stocks like Microsoft
                                         Corporation or General Electric Company because these stocks are such large components of the S&P 500 Index; in an effort to reduce benchmark risk, we would maintain some exposure in these stocks regardless of their performance. Conversely, we will not overweight a stock in the portfolio by more than 30 basis points of the benchmark index, with 100 basis points equaling 1.0%. Thus, if a stock represents .50% of the
                                         Index, the Fund's maximum position would be .80%.
                                         We also seek to minimize taxable capital gains distributions to shareholders, first by limiting portfolio turnover to no more than 25% per year. To further manage realized capital gains, the Fund employs the identified cost accounting
                                         method. Through this strategy, when we decide to cut back
                                         holdings of a particular stock, we first sell the shares
                                         with the highest tax cost basis, thus reducing the amount of capital gains that the Fund must recognize and distribute.

                                         Another technique that helps us manage capital gains
                                         distributions is called "tax-loss harvesting".(++) When we review the gains the Fund has realized by selling stocks
                                         profitably, the Fund may then choose to take losses in other portfolio securities. By offsetting gains against losses in this way, the amount of gain that must be paid out as a
                                         capital gains distribution is reduced, helping to reduce
                                         shareholders' potential tax liability.
                                         ++Tax-loss harvesting is a method whereby a mutual fund may, at times, sell portfolio securities in order to realize
                                         capital losses.


                                       III-6

Nations
Managed Index
Fund
Structured Products Management
Team Commentary continued...



                                   WHICH SECTORS PROVED FAVORABLE FOR THE FUND AND WHICH PROVED UNFAVORABLE?(+++)
                                   The Fund's overweighted position in communication services, a strong sector last year, helped performance. The year's strongest performing sector was technology; while the
                                   Fund held a number of technology companies that performed well, it was underweighted in the sector due to the excessively high valuations we saw in many technology stocks. The
                                   Fund was also hurt by a slightly overweighted position in capital goods stocks.

                                   WHAT DO YOU ANTICIPATE FOR THE COMING YEAR?
                                   We continue to be in a favorable market environment, benefiting from a near-ideal combination of low inflation, high company productivity and an efficient economy.
                                   Although we do not foresee a repetition of the exceptional results of the last few years, we still anticipate positive returns for equities of the kind the Fund holds, relative to other types of investments.
                                   +++Portfolio characteristics are subject to change and may not be representative of current characteristics.

                                       III-7

Nations
Managed Index
Fund

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/99)

[PIE CHART]

 3.3% Oil - International

 3.4% Retail - General

 3.5% Electrical Equipment

 3.8% Insurance

 5.4% Financial Services

 6.0% Computer Software

 6.3% Computer Related

 8.2% Banking

 8.6% Drugs

 8.6% Utilities - Telephone

42.9% Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1999, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.



TOP TEN HOLDINGS

--------------------------------------------
1  Microsoft Corporation              4.3%
--------------------------------------------
2  General Electric Company           3.5%
--------------------------------------------
3  Wal-Mart Stores, Inc.              2.0%
--------------------------------------------
4  Intel Corporation                  1.9%
--------------------------------------------
5  Merck & Company, Inc.              1.8%
--------------------------------------------
6  AT&T Corporation                   1.8%
--------------------------------------------
7  International Business Machines
   Corporation                        1.7%
--------------------------------------------
8  Pfizer Inc.                        1.7%
--------------------------------------------
9  Cisco Systems, Inc.                1.7%
--------------------------------------------
10 MCI Worldcom, Inc.                 1.6%
--------------------------------------------
THE TOP TEN HOLDINGS ARE PRESENTED TO
ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
SECURITIES IN WHICH THE FUND MAY INVEST.

                                       III-8

Nations
Managed Index
Fund Performance

   GROWTH OF $10,000 INVESTMENT

[INVESTOR A RETURN CHART]



                             S&P
                      500|COMPOSITE|STOCK
                      PRICE|INDEX|$21,035          MANAGED|INDEX|$20,334
                     ---------------------        -----------------------

July 31|1996                 10000                         10000
                             10786                         10744
'1996'                       11684                         11695
                             11998                         12013
                             14094                         14049
                             15148                         15231
'1997'                       15583                         15578
                             17756                         17686
                             18342                         18221
                             16517                         16277
'1998'                       20035                         19681
Mar. 31|1999                 21035                         20334



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    Investor A Shares

                                                    Since Inception
                                                    (7/31/96 through
                                                    3/31/99)              30.50%

                                                    The chart to the left shows
                                                    the growth in value of a
                                                    hypothetical $10,000
                                                    investment in Investor A
                                                    Shares of Nations Managed
                                                    Index Fund from the
                                                    inception of the shareclass.
                                                    Figures for the Standard &
                                                    Poor's 500 Composite Stock
                                                    Price Index, an unmanaged
                                                    index of 500 widely held
                                                    common stocks, include
                                                    reinvestment of dividends.
                                                    It is unavailable for
                                                    investment. The performance
                                                    of Primary A and Primary B
                                                    Shares may vary based on the
                                                    differences in fees paid by
                                                    the shareholders investing
                                                    in each class.

                                                           [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/99)



                                                                Primary A    Primary B    Investor A

Inception Date                                                  7/31/96      10/15/96      7/31/96
--------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                               15.25%       14.78%        14.97%
--------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
SINCE INCEPTION                                                  30.76%       30.34%        30.50%



THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF
FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH
MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser, which have the effect of increasing total return.

                                       III-9

Nations
Managed SmallCap Value Index
Fund
Structured Products Management
Team Commentary*



                                         In the following interview, the team shares its views on
                                         Nations Managed SmallCap Value Index Fund's performance for the 12-month period ended March 31, 1999, and its outlook
                                         for the future.
PORTFOLIO MANAGEMENT                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
The Fund is managed by the               Traditional index funds try to emulate the performance of a
Structured Products Management           benchmark index without taking into account the wide
Team of TradeStreet Investment           differences among the stocks that make it up. Nations
Associates, Inc., investment             Managed SmallCap Value Index Fund differs from these
sub-adviser to the Fund.                 "passive" funds by adding an overlay of active professional
INVESTMENT OBJECTIVE                     management. This added dimension is designed to reduce
The Fund seeks, over the long-           exposure to the least attractive securities in the S&P/BARRA
term, to provide a total return          SmallCap Value Index (the Index). In this way, the Fund
that (gross of fees and expenses)        seeks increased performance potential relative to its
exceeds the total return of the          benchmark, the S&P/BARRA SmallCap Value Index, while
Standard & Poor's SmallCap               retaining the Index's core characteristics. In addition, we
600/BARRA Value Index (S&P/BARRA         manage the Fund with shareholders' taxes in mind, keeping
SmallCap Value Index)**                  turnover low in an effort to limit capital gains
PERFORMANCE REVIEW                       distributions.
For the 12-month period ended            HOW DID THE FUND PERFORM UNDER THE MARKET CONDITIONS THAT
March 31, 1999, Nations Managed          PREVAILED OVER THE PAST 12 MONTHS?(+)
SmallCap Value Index Fund Investor       For the reporting period, the Fund (Investor A Shares)
A Shares provided a total return         returned -20.23%, outperforming the S&P/BARRA SmallCap Value
of -20.23%.***                           Index which returned -22.91%. The best performing sectors in the Fund were finance and transportation. Additionally,
                                         stock selection was very strong in the consumer cyclical and capital goods sectors. Areas that detracted from performance were technology and health-care.


                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The S&P/BARRA SmallCap Value Index is an unmanaged, market-capitalization-weighted index comprised of a subset of stocks of the S&P
                           SmallCap 600 Index with low price-to-book ratios relative to the S&P SmallCap 600 Index as a whole. It is unavailable for investment.

                           ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

                           +Portfolio characteristics are subject to change and may not be representative of current characteristics.

                           Source for all statistical data -- TradeStreet
                           Investment Associates, Inc.

                           BECAUSE SMALL COMPANIES HAVE NARROWER MARKETS AND
                           LIMITED FINANCIAL RESOURCES AND THEIR STOCKS ARE NOT AS
                           WIDELY TRADED AS LARGE COMPANY STOCKS, THEIR SHARE PRICES WILL BE
                           MORE VOLATILE.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                       III-10

Nations
Managed SmallCap Value Index
Fund
Structured Products Management
Team Commentary continued...


                                         THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                         THE LONG-TERM, TO PROVIDE A TOTAL RETURN THAT (BEFORE FEES
                                         AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P/BARRA
                                         SMALLCAP VALUE INDEX. PLEASE ELABORATE.
                                         The stocks that comprise the S&P/BARRA SmallCap Value Index are part of the broader Standard & Poor's SmallCap 600 Index
                                         (S&P SmallCap 600)(++). This subset of stocks has lower
                                         price-to-book ratios -- calculated by dividing each
                                         company's current stock price by the book value of the
                                         company's equity -- than the S&P SmallCap 600 as a whole;
                                         they are generally considered "value" stocks. The Fund does not attempt to outperform the whole S&P SmallCap 600.
                                         Instead, its aim is to outperform only a portion of
                                         it -- the value-oriented stocks of this small-capitalization index.

                                         WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE FOR THE
                                         COMING YEAR?
                                         The market has favored growth stocks almost exclusively
                                         during the last few years, giving them a decided performance edge over value stocks. But at some point such disparities typically reverse; over longer periods, investor interest
                                         has cycled between small-capitalization and
                                         large-capitalization stocks as well as between companies
                                         with growth and value characteristics.
                                         After years of narrow focus on large-capitalization growth stocks, we believe that the arguments for value investing in the small-capitalization sector have become more compelling than in the recent past. Small-capitalization value stocks should eventually produce the potential for above-average
                                         returns. Should that happen, the Fund is designed to seek
                                         performance superior to the returns of the S&P/BARRA
                                         SmallCap Value Index.
                                         ++The Standard & Poor's SmallCap 600 Index is an unmanaged, market-capitalization-weighted index consisting of 600
                                         common stocks. It is unavailable for investment.

                                       III-11

Nations
Managed SmallCap Value Index
Fund

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/99)

[PIE CHART]

 3.2% Building Materials

 3.4% Apparel and Textiles

 3.5% Oil and Gas

 3.8% Restaurants and Lodging

 4.0% Financial Services

 4.1% Construction

 4.7% Consumer Goods and Services

 4.9% Electronics

 5.7% Insurance

 5.7% Retail - Specialty

57.0% Other


PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1999, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.



TOP TEN HOLDINGS
--------------------------------------------
1  Commercial Federal Corporation     1.1%
--------------------------------------------
2  Fremont General Corporation        1.1%
--------------------------------------------
3  Zale Corporation                   1.0%
--------------------------------------------
4  AnnTaylor Stores Corporation       1.0%
--------------------------------------------
5  NAC Re Corporation                 0.9%
--------------------------------------------
6  La-Z-Boy Inc.                      0.9%
--------------------------------------------
7  AptarGroup Inc.                    0.9%
--------------------------------------------
8  Sierra Pacific Resources           0.9%
--------------------------------------------
9  D.R. Horton Inc.                   0.8%
--------------------------------------------
10 Southwest Gas Corporation          0.8%
--------------------------------------------
THE TOP TEN HOLDINGS ARE PRESENTED TO
ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
SECURITIES IN WHICH THE FUND MAY INVEST.


                                       III-12

Nations
Managed SmallCap Value Index
Fund Performance

   GROWTH OF $10,000 INVESTMENT

[INVESTOR A RETURN CHART]



                            S&P/BARRA|SMALLCAP|VALUE      MANAGED|SMALLCAP|VALUE
                                 INDEX|$8,820                  INDEX|$9,158
                             ----------------------      -----------------------
Nov. 24|1997                          10000                       10000
'1997'                                10291                       10410
                                      11460                       11479
                                      11021                       11239
                                       8630                        8983
'1998'                                 9755                       10086
Mar. 31|1999                           8820                        9158



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    Investor A Shares

                                                    Since Inception
                                                    (11/24/97 through
                                                    3/31/99)              -6.32%

                                                    The chart to the left shows
                                                    the growth in value of a
                                                    hypothetical $10,000
                                                    investment in Investor A
                                                    Shares of Nations Managed
                                                    SmallCap Value Index Fund
                                                    from the inception of the
                                                    shareclass. Figures for the
                                                    S&P/BARRA SmallCap Value
                                                    Index, an unmanaged,
                                                  market-capitalization-weighted
                                                    index comprised of a subset
                                                    of the S&P SmallCap 600
                                                    Index, include reinvestment
                                                    of dividends. It is
                                                    unavailable for investment.
                                                    The performance of Primary A
                                                    Shares may vary based on the
                                                    differences in fees paid by
                                                    the shareholders investing
                                                    in each class.

                                                           [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/99)



                                                                  Primary A      Investor A

Inception Date                                                    11/24/97       11/24/97
-----------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                                -20.11%         -20.23%
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
SINCE INCEPTION                                                    -6.17%         -6.32%



THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF
FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH
MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

                                       III-13

Nations
Managed SmallCap Index
Fund
Structured Products Management
Team Commentary*



                                         In the following interview, the team shares its views on
                                         Nations Managed SmallCap Index Fund's performance for the
                                         12-month period ended March 31, 1999, and its outlook for
                                         the future.
PORTFOLIO MANAGEMENT                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
The Fund is managed by the               Traditional index funds try to emulate the performance of a
Structured Products Management           benchmark index without taking into account the wide
Team of TradeStreet Investment           differences among the stocks that make it up. Nations
Associates, Inc., investment             Managed SmallCap Index Fund differs from these "passive"
sub-adviser to the Fund.                 funds by adding an overlay of active professional
INVESTMENT OBJECTIVE                     management. This added dimension is designed to reduce
The Fund seeks, over the long-           exposure to the least attractive securities in the S&P
term, to provide a total return          SmallCap 600 Index (the Index) and to carefully seek lower
that (gross of fees and expenses)        levels of portfolio risk. In this way, the Fund seeks
exceeds the total return of the          increased performance potential relative to its benchmark,
Standard & Poor's SmallCap 600           the S&P SmallCap 600 Index, while maintaining its core
Index (S&P SmallCap 600 Index)**         characteristics. In addition, we manage the Fund with
PERFORMANCE REVIEW                       shareholders' taxes in mind, employing various techniques
For the 12-month period ended            such as limiting portfolio turnover in an effort to limit
March 31, 1999, Nations Managed          capital gains distributions.
SmallCap Index Fund Investor A           HOW DID THE FUND PERFORM UNDER THE MARKET CONDITIONS THAT
Shares provided a total return of        PREVAILED OVER THE PAST 12 MONTHS?
-20.67%.***                              For the reporting period, the Fund (Investor A Shares)
                                         returned -20.67, slightly trailing the benchmark, the S&P
                                         SmallCap 600 Index, which returned -19.13%. One aspect of
                                         the Fund's investment process is that it avoids excessive
                                         exposure to stocks we believe are expensive, or overvalued.
                                         Unfortunately, during the last year, the market focused on the largest companies within the small-company universe.
                                         Little emphasis was placed on the relative value of the
                                         stocks being bought. That factor, more than any other, led to the performance the Fund experienced relative to the
                                         benchmark.


                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The Standard & Poor's SmallCap 600 Index is an unmanaged, market-capitalization-weighted index consisting of 600 common stocks. It is unavailable for investment.

                           ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.
                           Source for all statistical data -- TradeStreet
                           Investment Associates, Inc.

                           BECAUSE SMALL COMPANIES HAVE NARROWER MARKETS AND
                           LIMITED FINANCIAL RESOURCES AND THEIR STOCKS ARE NOT AS
                           WIDELY TRADED AS LARGE COMPANY STOCKS, THEIR SHARE PRICES WILL BE
                           MORE VOLATILE.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                       III-14

Nations
Managed SmallCap Index
Fund
Structured Products Management
Team Commentary continued...


                                         THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                         THE LONG-TERM, TO PROVIDE A TOTAL RETURN THAT (GROSS OF FEES
                                         AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P SMALLCAP
                                         600 INDEX. PLEASE ELABORATE.
                                         Our stock selection process is based on a straightforward
                                         approach that evaluates every stock in the S&P SmallCap 600
                                         Index. The purpose of this analysis is to identify and
                                         eliminate the least attractive securities and modestly
                                         emphasize the most attractive while keeping portfolio
                                         characteristics in line with the Index. While the Fund seeks to avoid the least promising securities, we do not eliminate a stock if it represents a major portion of the S&P SmallCap
                                         600 Index.
                                         We also seek to reduce taxable capital gains distributions to shareholders by limiting portfolio turnover to no more
                                         than 25% per year. To further manage capital gains, the Fund employs the identified cost accounting method. Through this strategy, when we decide to cut back holdings of a
                                         particular stock, we first sell the shares with the highest tax cost basis, thus reducing the amount of capital gains
                                         that the Fund must recognize and distribute.
                                         Another technique that helps manage capital gains
                                         distributions is called "tax-loss harvesting".(+) When we
                                         review the gains the Fund has realized by selling stocks at a profit, the Fund may then choose to take losses in other portfolio securities. By offsetting gains against losses in this way, we reduce the amount of gain that must be paid out as a capital gains distribution, helping to reduce
                                         shareholders' potential tax liability.

                                         WHICH SECTORS PROVED FAVORABLE FOR THE FUND AND WHICH PROVED
                                         UNFAVORABLE?(++)
                                         Energy stocks were the poorest performing sector in the S&P
                                         SmallCap 600 Index during the twelve months ending March 31,
                                         1999. The Fund benefited from being underweighted in the
                                         sector, and the stocks it held performed somewhat better
                                         overall than those in the Index. The Fund's holdings in the transportation sector performed well but the Fund had
                                         difficulty in technology; although many technology stocks
                                         delivered strong returns, the Fund's underweighted position in the sector hurt performance. In the financial sector, the characteristics that the Fund focuses on were not rewarded.
                                         +Tax-loss harvesting is a method whereby a mutual fund may, at times, sell portfolio securities in order to realize
                                         capital losses.
                                         ++Portfolio characteristics are subject to change and may
                                         not be representative of current characteristics.

                                       III-15

Nations
Managed SmallCap Index
Fund
Structured Products Management
Team Commentary continued...


                                         WHAT DO YOU ANTICIPATE FOR THE COMING YEAR?
                                         We are bullish on the small-capitalization market because
                                         current valuations do not seem to reflect the potential
                                         growth that we anticipate for many smaller companies. We are optimistic that the next twelve months could see renewed
                                         strength in small-capitalization stocks.


   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/99)

[PIE CHART]

 3.2% Machinery and Equipment

 3.2% Computer Related

 3.3% Medical Services

 4.0% Insurance

 4.3% Retail - Specialty

 4.4% Drugs

 4.5% Electronics

 4.7% Apparel and Textiles

 5.0% Banking

 5.7% Financial Services

57.7% Other


PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1999, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.



TOP TEN HOLDINGS
--------------------------------------------
1  VISX Inc.                          1.3%
--------------------------------------------
2  Medimmune Inc.                     1.1%
--------------------------------------------
3  Sanmina Corporation                1.0%
--------------------------------------------
4  Xylan Corporation                  0.9%
--------------------------------------------
5  Express Scripts Inc., Class A      0.8%
--------------------------------------------
6  Velassis Communications Inc.       0.7%
--------------------------------------------
7  Zale Corporation                   0.7%
--------------------------------------------
8  Acxiom Corporation                 0.7%
--------------------------------------------
9  American Management Systems        0.7%
--------------------------------------------
10 Mohawk Industries Inc.             0.7%
--------------------------------------------
THE TOP TEN HOLDINGS ARE PRESENTED TO
ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
SECURITIES IN WHICH THE FUND MAY INVEST.


                                     III-16

Nations
Managed SmallCap Index
Fund Performance

   GROWTH OF $10,000 INVESTMENT

[INVESTOR A RETURN CHART]





                                 S&P|SMALLCAP|600                    MANAGED|SMALLCAP|
                                  INDEX|$11,770                         INDEX|$11,511
                          ------------------------------             ----------------
Oct. 15|1996                        10000.00                              10000.00
'1996'                              10433.00                              10315.00
                                     9854.00                               9848.00
                                    11640.00                              11573.00
                                    13522.00                              13373.00
'1997'                              13104.00                              13155.00
                                    14554.00                              14510.00
                                    13904.00                              14018.00
                                    10998.00                              11089.00
'1998'                              12932.00                              12906.00
Mar. 31|1999                        11770.00                              11511.00



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    Investor A Shares

                                                    Since Inception
                                                    (10/15/96 through
                                                    3/31/99)               5.90%

                                                    The chart to the left shows
                                                    the growth in value of a
                                                    hypothetical $10,000
                                                    investment in Investor A
                                                    Shares of Nations Managed
                                                    SmallCap Index Fund from the
                                                    inception of the shareclass.
                                                    Figures for the S&P SmallCap
                                                    600 Index, an unmanaged
                                                    index of 600 common stocks
                                                    that capture the economic
                                                    and industry characteristics
                                                    of small company stock
                                                    performance, include
                                                    reinvestment of dividends.
                                                    It is unavailable for
                                                    investment. The performance
                                                    of Primary A Shares may vary
                                                    based on the differences in
                                                    fees paid by the
                                                    shareholders investing in
                                                    each class.

                                                           [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/99)



                                                                  Primary A      Investor A

Inception Date                                                    10/15/96        10/15/96
-----------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                                 -20.50%        -20.67%
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
SINCE INCEPTION                                                     6.16%          5.90%



THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF
FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH
MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers by the investment adviser, which have the effect of increasing total return.

                                     III-17

                               NATIONS FUND TRUST
                                  EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------

EX-99.4                    Agreement and Plan of Reorganization
EX-99.17(a)                Proxy Ballots